SEC. FILE NOS. 33-17917
               811-5364

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 20
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 23

AMERICAN HIGH-INCOME TRUST
(Exact Name of Registrant as specified in charter)
333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:
(213) 486-9200


JULIE F. WILLIAMS, SECRETARY
AMERICAN HIGH-INCOME TRUST
333 SOUTH HOPE STREET
LOS ANGELES, CALIFORNIA 90071
(NAME AND ADDRESS OF AGENT FOR SERVICE)


Copies to:
ROBERT E. CARLSON, ESQ.
PAUL, HASTINGS, JANOFSKY & WALKER LLP
555 S. FLOWER STREET
LOS ANGELES, CA 90071-2371
(COUNSEL FOR THE REGISTRANT)

Approximate date of proposed public offering:
It is proposed that this filing become effective on March 15, 2001, pursuant to paragraph (b) of rule 485.

                          American High-Income TrustSM

                                   Prospectus

         TABLE OF CONTENTS
------------------------------------------------------
  1       Risk/Return Summary
------------------------------------------------------
  4       Fees and Expenses of the Fund
------------------------------------------------------
  5       Investment Objectives, Strategies and Risks
------------------------------------------------------
  8       Management and Organization
------------------------------------------------------
  9       Shareholder Information
------------------------------------------------------
10        Choosing a Share Class
------------------------------------------------------
12        Purchase and Exchange of Shares
------------------------------------------------------
13        Sales Charges
------------------------------------------------------
15        Sales Charge Reductions and Waivers
------------------------------------------------------
16        Plans of Distribution
------------------------------------------------------
17        How to Sell Shares
------------------------------------------------------
18        Distributions and Taxes
------------------------------------------------------
19        Financial Highlights
------------------------------------------------------
20       Appendix
------------------------------------------------------

                                 MARCH 15, 2001


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 RISK/RETURN SUMMARY

 The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation. The fund seeks to achieve these objectives by investing primarily in a broad range of lower quality, higher yielding debt securities that also provide an opportunity to increase in value. Typically, when an issuer's financial health improves, its bond rating is often upgraded and as a result the value of its debt securities tends to rise.

 The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds. An investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad.

 The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality and longer maturity bonds may be subject to greater price fluctuations than higher quality and shorter maturity bonds. The values of equity securities owned by the fund may be affected by events specifically involving the companies issuing those securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the U.S. may be affected to a greater extent.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 HISTORICAL INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

                  CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
   (Results do not include a sales charge; if one were included, results would be lower.)
  [bar chart]
 1991   32.36%
 1992   14.29%
 1993   17.22%
 1994   -5.11%
 1995   20.68%
 1996   13.75%
 1997   12.20%
 1998    1.64%
 1999    7.55%
 2000   -3.24%
 [end bar chart]



    The fund's highest/lowest quarterly results during this time period were:

        HIGHEST                   13.95%  (quarter ended March 31, 1991)
        LOWEST                    -8.09%  (quarter ended September 30, 1998)

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 Unlike the bar chart on the previous page, the table below reflects the fund's results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules. Class A share results reflect the maximum initial sales charge of 3.75%. Sales charges are reduced for purchases of $100,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Since the fund's Class B shares began investment operations on March 15, 2000 and Class C and F shares began investment operations on March 15, 2001, comparable results for those classes are not available for the 2000 calendar year.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 2000:
 ------------------------------------------------------------------------------
                                ONE YEAR   FIVE YEARS   TEN YEARS    LIFETIME
 Class A - began 2/19/88
 (with the maximum sales         -6.88%       5.38%       10.18%       8.98%
 charge imposed)
 ------------------------------------------------------------------------------
 CS First Boston High Yield      -5.21%       4.51%       11.20%       8.63%
 Index/1/
 ------------------------------------------------------------------------------
 Lipper High Current Yield       -9.71%       3.87%       10.52%       7.40%
 Index/2/
 ------------------------------------------------------------------------------
 Salomon Smith Barney Broad      11.59%       6.45%        8.00%       8.26%
 Investment Grade Index/3/
 ------------------------------------------------------------------------------
 Class A 30-day yield:  11.14%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)
 ------------------------------------------------------------------------------

 1 The Credit Suisse First Boston High Yield Bond Index is an unmanaged, trader-priced portfolio constructed to mirror the high yield debt market (revisions to the index are effected weekly). This index does not reflect sales charges, commissions or expenses.
 2 The Lipper High Current Yield Bond Fund Index represents an equally weighted performance index adjusted for capital gain distributions and income dividends of the largest qualifying funds in this objective. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.
 3 The Salomon Smith Barney Broad Investment Grade Bond Index represents a market capitalization-weighted index that includes U.S. Treasury, Government-sponsored, mortgage, and investment-grade fixed-rate corporates (BBB-/ Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A   CLASS B   CLASS C    CLASS F
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases (as a       3.75%/1/  none      none       none
 percentage of offering price)
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested            none      none      none       none
 dividends
 --------------------------------------------------------------------------------------------
 Maximum deferred sales charge                        none/2/    5.00%/3/  1.00%/4/   none
 --------------------------------------------------------------------------------------------
 Redemption or exchange fees                           none      none      none       none
 --------------------------------------------------------------------------------------------

 1 Sales charges are reduced or eliminated for purchases of $100,000 or more.
 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
 3 Deferred sales charges are reduced after 12 months and eliminated after six years.
 4 Deferred sales charge is eliminated after 12 months.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                           CLASS A  CLASS B/1/  CLASS C/2/   CLASS F/2/
 -------------------------------------------------------------------------------------------------------
 Management Fees                                            0.45%     0.45%       0.45%        0.45%
 -------------------------------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees/3/                0.25%     1.00%       1.00%        0.25%
 -------------------------------------------------------------------------------------------------------
 Other Expenses                                             0.12%     0.07%       0.20%        0.20%
 -------------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                       0.82%     1.52%       1.65%        0.90%
 -------------------------------------------------------------------------------------------------------

 1 Annualized.
 2 Based on estimated amounts for the current fiscal year.
 3 Class A and F 12b-1 fees may not exceed 0.30% and 0.50%, respectively, of the class' average net assets annually.

 EXAMPLE

 The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in the first year. The "Class B- and Class C-assuming redemption" examples reflect applicable contingent deferred sales charges through six years and one year, respectively (after which times they are eliminated). The examples do not include fees charged by financial intermediaries, typically applicable mainly to Class F shares. Both Class B examples reflect Class A expenses for years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions, your cumulative expenses would be:

                                             ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                                       $456               $627              $  813             $1,350
 ----------------------------------------------------------------------------------------------------------------------------------
 Class B - assuming redemption                 $655               $880              $1,029             $1,624
 -------------------------------------------------------------------------------------------------------------------
 Class B - assuming no redemption              $155               $480              $  829             $1,624
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming redemption                 $268               $520              $  897             $1,955
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming no redemption              $168               $520              $  897             $1,955
 -------------------------------------------------------------------------------------------------------------------
 Class F - excludes intermediary fees/*/       $ 92               $287              $  498             $1,108
 -------------------------------------------------------------------------------------------------------------------
 *Fees charged by financial intermediaries are independent of fund expenses and will increase the overall cost of your investment.  Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

 The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.
  The fund invests primarily in lower quality debt securities (rated Ba or BB or below or unrated but determined to be of equivalent quality), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

 The values of most debt securities held by the fund may be affected by changing interest rates and individual securities by changes in their effective maturities and credit ratings. For example, the values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality and longer maturity bonds will be subject to greater price fluctuations than higher quality and shorter maturity bonds. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis of each issuer as well as by monitoring economic and legislative developments.

 The values of equity securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency and interest rate fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives, but it also would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS

 Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.


 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000:
                          ONE YEAR     FIVE YEARS     TEN YEARS      LIFETIME
 Class A - began
 2/19/88
 (with no sales charge     -3.24%         6.18%         10.61%         9.30%
 imposed)
 -------------------------------------------------------------------------------
 CS First Boston High      -5.21%         4.51%         11.20%         8.63%
 Yield Index/1/
 -------------------------------------------------------------------------------
 Lipper High Current       -9.71%         3.87%         10.52%         7.40%
 Yield Index/2/
 -------------------------------------------------------------------------------
 Salomon Smith Barney
 Broad Investment Grade    11.59%         6.45%          8.00%         8.26%
 Index/3/
 -------------------------------------------------------------------------------
 Class A distribution rate/4/:  10.44%
 (For current distribution rate information, please call American FundsLine at
 1-800-325-3590.)
 -------------------------------------------------------------------------------


 1 The Credit Suisse First Boston High Yield Bond Index is an unmanaged, trader-priced portfolio constructed to mirror the high yield debt market (revisions to the index are effected weekly). This index does not reflect sales charges, commissions or expenses.
 2 The Lipper High Current Yield Bond Fund Index represents an equally weighted performance index adjusted for capital gain distributions and income dividends of the largest qualifying funds in this objective. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.
 3 The Salomon Smith Barney Broad Investment Grade Bond Index represents a market capitalization-weighted index that includes U.S. Treasury, Government-sponsored, mortgage, and investment-grade fixed-rate corporates (BBB-/ Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 4 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 HOLDINGS BY INVESTMENT TYPE AS OF SEPTEMBER 30, 2000

 [pie chart]
 U.S. Corporate Bonds 70.5%
 Non-U.S. Corporate Bonds 18.3%
 Stocks 2.2%
 Non-U.S. Government Bonds 1.9%
 U.S. Treasuries 1.2%
 Cash & Cash Equivalents 5.9%
 [end pie chart]


 HOLDINGS BY QUALITY CATEGORY AS OF SEPTEMBER 30, 2000
 See the Appendix for a description of quality ratings.

 [pie chart]
 Aaa/AAA 1.2%
 A/A 0.7%
 Baa/BBB 12.2%
 Ba/BB 12.5%
 B/B 55.8%
 Caa/CCC 8.6%
 CC or lower 0.9%
 [end pie chart]



                                                           PERCENT OF
 TEN LARGEST HOLDINGS BY ISSUER AS OF SEPTEMBER 30, 2000   NET ASSETS

 ----------------------------------------------------------------------
 Nextel Communications                                        5.69%
 ----------------------------------------------------------------------
 VoiceStream Wireless                                         4.91
 ----------------------------------------------------------------------
 Clearnet Communications                                      2.52
 ----------------------------------------------------------------------
 Crown Castle International                                   2.49
 ----------------------------------------------------------------------
 NTL                                                          2.10
 ----------------------------------------------------------------------
 Charter Communications Holdings                              2.02
 ----------------------------------------------------------------------
 Fox/Liberty Networks                                         1.63
 ----------------------------------------------------------------------
 Container Corp. of America                                   1.61
 ----------------------------------------------------------------------
 Premcor                                                      1.52
 ----------------------------------------------------------------------
 Allied Waste North America                                   1.44



 Because the fund is actively managed, its holdings will change from time to time.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier under "Fees and Expenses of the Fund."

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for American High-Income Trust are:


 PORTFOLIO COUNSELOR/ FUND                     PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)       COUNSELOR SINCE   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 -----------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE               1997         Senior Vice President and Director, Capital
 Vice Chairman of the Board                    Research and Management Company
 and Trustee                                   Investment professional since 1952 and with
                                               Capital Research and Management Company or
                                               affiliate since 1967
 -----------------------------------------------------------------------------------------------
 DAVID C. BARCLAY                 1990         Senior Vice President and Director, Capital
 President, Principal                          Research and Management Company
 Executive Officer and                         Investment professional since 1981 and with
 Trustee                                       Capital Research and Management Company or
                                               affiliate since 1988
 -----------------------------------------------------------------------------------------------
 SUSAN M. TOLSON                  1994         Senior Vice President, Capital Research Company
 Vice President                                Investment professional since 1988 and with
                                               Capital Research and Management Company or
                                               affiliate since 1990
 -----------------------------------------------------------------------------------------------

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                    Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773



 A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." Both are available by writing or calling American Funds Service Company.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 CHOOSING A SHARE CLASS

 The fund offers four different classes of shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

 Shares of the fund may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

 Factors you should consider in choosing a class of shares include:

 . How long you expect to own the shares

 . How much you intend to invest

 . Total expenses associated with owning shares of each class

 . Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 . Class B and C shares generally are not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans

 . Class F shares are generally only available to fee-based programs of investment firms and registered investment advisers that have special agreements with the fund's distributor

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

  CLASS A SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        up to 3.75% (reduced or eliminated for purchases
                              of $100,000 or more)
  Contingent deferred sales   none (except on certain redemptions on purchases
  charge                      of $1 million or more bought without an initial
                              sales charge)
  12b-1 fees                  up to 0.30% annually
  Dividends                   higher than other classes due to lower annual
                              expenses
  Purchase maximum            none
  Conversion                  none
  CLASS B SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   starts at 5.00% and declines each year until it
  charge                      reaches 0% after six years
  12b-1 fees                  1.00% annually
  Dividends                   lower than Class A and F shares due to higher
                              distribution fees and other expenses
  Purchase maximum            $100,000
  Conversion                  automatic conversion to Class A shares after
                              eight years, reducing future annual expenses
  CLASS C SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   1.00% if shares are sold within one year after
  charge                      being purchased
  12b-1 fees                  1.00% annually
  Dividends                   lower than Class A and F shares due to higher
                              distribution fees and other expenses
  Purchase maximum            $500,000
  Conversion                  automatic conversion to Class F shares after ten
                              years, reducing future annual expenses
  CLASS F SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   none
  charge
  12b-1 fees                  currently 0.25% annually (may not exceed 0.50%
                              annually)
  Dividends                   higher than Class B and C shares due to lower
                              distribution fees, but typically lower than Class
                              A shares due to higher other expenses
  Purchase maximum            none
  Conversion                  none
 ------------------------------------------------------------------------------

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE OF CLASS A, B AND C SHARES

 Generally, you may open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

 PURCHASE OF CLASS F SHARES

 Generally, you may only open an account and purchase Class F shares through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor. These firms and advisers typically charge ongoing fees for services they provide.

 EXCHANGE

 Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON, INCLUDING PURCHASES WHICH ARE PART OF EXCHANGE ACTIVITY THAT COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000
 ------------------------------------------------------------------------

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. The fund has adopted procedures to make "fair value" determinations when reliable market prices for particular securities are not available.

 Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $100,000               3.75%            3.90%            3.00%
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1        1.50%            1.52%            1.20%
 million
 ------------------------------------------------------------------------------
 $1 million or more and
 certain other investments        none             none             none
 described below
 ------------------------------------------------------------------------------


 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.
  Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1%

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS
 on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plan of Distribution (see below).

 CLASS B AND C

 Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

 For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

 CLASS B SHARES SOLD WITHIN YEAR       1    2    3    4    5     6
 --------------------------------------------------------------------
 CONTINGENT DEFERRED SALES CHARGE      5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B and C Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

 CONVERSION OF CLASS B AND C SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B or C contingent deferred sales charge.

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or, for instance:

 . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

 . solely controlled business accounts.

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B AND C SHARES

 The contingent deferred sales charge on Class B and C shares may be waived in the following cases:

 . when receiving payments through systematic withdrawal plans (up to 12% of the value of each fund account);

 . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

 . for redemptions due to death or post-purchase disability of the shareholder.

 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class B and C shares, and up to 0.50% for Class F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

 The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

 . Redemptions by telephone, fax, or computer (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month.
  Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other American Fund, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see your tax adviser for further information.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

FINANCIAL HIGHLIGHTS/1/

The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A and B shares. A similar table will be shown for Class C and F shares beginning with the fund's 2001 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                        Net gains/(losses) on
               Net asset                     securities                    Dividends
                 value,        Net         (both realized      Total from  (from net   Distributions
 Year ended   beginning of  investment           and           investment  investment  (from capital      Total
September 30      year        income         unrealized)       operations   income)       gains)      distributions
---------------------------------------------------------------------------------------------------------------------
  CLASS A:
    2000         $13.52       $1.18/2/        $ (.48)/2/         $ .70      $(1.29)        -             $(1.29)
    1999          13.75        1.28             (.17)             1.11       (1.29)       $(.05)          (1.34)
    1998          15.69        1.30            (1.60)             (.30)      (1.30)        (.34)          (1.64)
    1997          14.86        1.26              .83              2.09       (1.24)        (.02)          (1.26)
    1996          14.30        1.29              .59              1.88       (1.32)        -              (1.32)
  CLASS B:
    2000          13.57         .52/2/          (.53)/2/          (.01)       (.63)        -               (.63)

                                                           Ratio of     Ratio of
                Net asset                   Net assets,   expenses to   income to
 Year ended   value, end of                 end of year   average net  average net     Portfolio
September 30      year       Total Return  (in millions)    assets       assets      turnover rate
---------------------------------------------------------------------------------------------------
  CLASS A:
    2000         $12.93          5.29%        $2,788          .82%        8.87%         46.43%/4/
    1999          13.52          8.11          2,777          .82         9.21          29.79
    1998          13.75         (2.40)         2,360          .81         8.76          54.63
    1997          15.69         14.66          2,108          .82         8.35          53.55
    1996          14.86         13.68          1,547          .87         8.90          39.74
  CLASS B:
    2000          12.93          (.10)            27         1.52/3/      8.18/3/       46.43/4/


1 The years 1996 through 2000 represent, for Class A shares, fiscal years ended
 September 30. The period ended 2000 represents, for Class B shares, the 199-day period ended September 30, 2000. Class B shares were not offered before March 15, 2000. Total return for Class B is based on activity during the period and thus is not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

2 Based on average shares outstanding.

3 Annualized.

4 Represents portfolio turnover rate (equivalent for all share classes) for the year ended September 30, 2000.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 APPENDIX

 Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C," according to quality as described below.

 "Aaa - Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such shares."

 "Aa - High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

 "A - Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

 "Baa - Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

 "Ba - Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

 "B - Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

 "Caa - Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

 "Ca - Speculative in a high degree; often in default or having other marked shortcomings."

 "C - Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

 Moody's supplies numerical indicators, 1, 2 and 3 to rating categories. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of that generic category.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 Standard & Poor's Corporation rates the long-term debt securities issued by various entities in categories ranging from "AAA" to "D," according to quality as described below.

 "AAA - Highest rating. Capacity to pay interest and repay principal is extremely strong."

 "AA - High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

 "A - Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

 "BBB - Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

 "BB, B, CCC, CC, C - Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

 "C1 - Reserved for income bonds on which interest is being paid."

 "D - In default and payment of interest and/or repayment of principal is in arrears."

 Standard & Poor's applies indicators "+", no character and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope
 Street, Los Angeles, California 90071.
 Investment Company File No. 811-5364
                                                       Printed on recycled paper
                                                                AHIT-010-0301/MC

THE FUND PROVIDES SPANISH TRANSLATIONS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS FOR THE FUND.

/s/ Julie F. Williams
Julie F. Williams
Secretary

                          American High-Income TrustSM

                                   Prospectus

         TABLE OF CONTENTS
------------------------------------------------------
  1       Risk/Return Summary
------------------------------------------------------
  4       Fees and Expenses of the Fund
------------------------------------------------------
  5       Investment Objectives, Strategies and Risks
------------------------------------------------------
  8       Management and Organization
------------------------------------------------------
  9       Shareholder Information
------------------------------------------------------
10        Choosing a Share Class
------------------------------------------------------
12        Purchase and Exchange of Shares
------------------------------------------------------
13        Sales Charges
------------------------------------------------------
15        Sales Charge Reductions and Waivers
------------------------------------------------------
16        Plans of Distribution
------------------------------------------------------
17        How to Sell Shares
------------------------------------------------------
18        Distributions and Taxes
------------------------------------------------------
19        Financial Highlights
------------------------------------------------------
20       Appendix
------------------------------------------------------

                                 MARCH 15, 2001


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 RISK/RETURN SUMMARY

 The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation. The fund seeks to achieve these objectives by investing primarily in a broad range of lower quality, higher yielding debt securities that also provide an opportunity to increase in value. Typically, when an issuer's financial health improves, its bond rating is often upgraded and as a result the value of its debt securities tends to rise.

 The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds. An investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad.

 The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality and longer maturity bonds may be subject to greater price fluctuations than higher quality and shorter maturity bonds. The values of equity securities owned by the fund may be affected by events specifically involving the companies issuing those securities. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the U.S. may be affected to a greater extent.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 HISTORICAL INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

                  CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
   (Results do not include a sales charge; if one were included, results would be lower.)
  [bar chart]
 1991   32.36%
 1992   14.29%
 1993   17.22%
 1994   -5.11%
 1995   20.68%
 1996   13.75%
 1997   12.20%
 1998    1.64%
 1999    7.55%
 2000   -3.24%
 [end bar chart]



    The fund's highest/lowest quarterly results during this time period were:

        HIGHEST                   13.95%  (quarter ended March 31, 1991)
        LOWEST                    -8.09%  (quarter ended September 30, 1998)

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 Unlike the bar chart on the previous page, the table below reflects the fund's results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules. Class A share results reflect the maximum initial sales charge of 3.75%. Sales charges are reduced for purchases of $100,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Since the fund's Class B shares began investment operations on March 15, 2000 and Class C and F shares began investment operations on March 15, 2001, comparable results for those classes are not available for the 2000 calendar year.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 2000:
 ------------------------------------------------------------------------------
                                ONE YEAR   FIVE YEARS   TEN YEARS    LIFETIME
 Class A - began 2/19/88
 (with the maximum sales         -6.88%       5.38%       10.18%       8.98%
 charge imposed)
 ------------------------------------------------------------------------------
 CS First Boston High Yield      -5.21%       4.51%       11.20%       8.63%
 Index/1/
 ------------------------------------------------------------------------------
 Lipper High Current Yield       -9.71%       3.87%       10.52%       7.40%
 Index/2/
 ------------------------------------------------------------------------------
 Salomon Smith Barney Broad      11.59%       6.45%        8.00%       8.26%
 Investment Grade Index/3/
 ------------------------------------------------------------------------------
 Class A 30-day yield:  11.14%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)
 ------------------------------------------------------------------------------

 1 The Credit Suisse First Boston High Yield Bond Index is an unmanaged, trader-priced portfolio constructed to mirror the high yield debt market (revisions to the index are effected weekly). This index does not reflect sales charges, commissions or expenses.
 2 The Lipper High Current Yield Bond Fund Index represents an equally weighted performance index adjusted for capital gain distributions and income dividends of the largest qualifying funds in this objective. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.
 3 The Salomon Smith Barney Broad Investment Grade Bond Index represents a market capitalization-weighted index that includes U.S. Treasury, Government-sponsored, mortgage, and investment-grade fixed-rate corporates (BBB-/ Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A   CLASS B   CLASS C    CLASS F
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases (as a       3.75%/1/  none      none       none
 percentage of offering price)
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested            none      none      none       none
 dividends
 --------------------------------------------------------------------------------------------
 Maximum deferred sales charge                        none/2/    5.00%/3/  1.00%/4/   none
 --------------------------------------------------------------------------------------------
 Redemption or exchange fees                           none      none      none       none
 --------------------------------------------------------------------------------------------

 1 Sales charges are reduced or eliminated for purchases of $100,000 or more.
 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
 3 Deferred sales charges are reduced after 12 months and eliminated after six years.
 4 Deferred sales charge is eliminated after 12 months.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                           CLASS A  CLASS B/1/  CLASS C/2/   CLASS F/2/
 -------------------------------------------------------------------------------------------------------
 Management Fees                                            0.45%     0.45%       0.45%        0.45%
 -------------------------------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees/3/                0.25%     1.00%       1.00%        0.25%
 -------------------------------------------------------------------------------------------------------
 Other Expenses                                             0.12%     0.07%       0.20%        0.20%
 -------------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                       0.82%     1.52%       1.65%        0.90%
 -------------------------------------------------------------------------------------------------------

 1 Annualized.
 2 Based on estimated amounts for the current fiscal year.
 3 Class A and F 12b-1 fees may not exceed 0.30% and 0.50%, respectively, of the class' average net assets annually.

 EXAMPLE

 The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in the first year. The "Class B- and Class C-assuming redemption" examples reflect applicable contingent deferred sales charges through six years and one year, respectively (after which times they are eliminated). The examples do not include fees charged by financial intermediaries, typically applicable mainly to Class F shares. Both Class B examples reflect Class A expenses for years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions, your cumulative expenses would be:

                                             ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                                       $456               $627              $  813             $1,350
 ----------------------------------------------------------------------------------------------------------------------------------
 Class B - assuming redemption                 $655               $880              $1,029             $1,624
 -------------------------------------------------------------------------------------------------------------------
 Class B - assuming no redemption              $155               $480              $  829             $1,624
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming redemption                 $268               $520              $  897             $1,955
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming no redemption              $168               $520              $  897             $1,955
 -------------------------------------------------------------------------------------------------------------------
 Class F - excludes intermediary fees/*/       $ 92               $287              $  498             $1,108
 -------------------------------------------------------------------------------------------------------------------
 *Fees charged by financial intermediaries are independent of fund expenses and will increase the overall cost of your investment.  Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

 The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.
  The fund invests primarily in lower quality debt securities (rated Ba or BB or below or unrated but determined to be of equivalent quality), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

 The values of most debt securities held by the fund may be affected by changing interest rates and individual securities by changes in their effective maturities and credit ratings. For example, the values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality and longer maturity bonds will be subject to greater price fluctuations than higher quality and shorter maturity bonds. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis of each issuer as well as by monitoring economic and legislative developments.

 The values of equity securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency and interest rate fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives, but it also would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS

 Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.


 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000:
                          ONE YEAR     FIVE YEARS     TEN YEARS      LIFETIME
 Class A - began
 2/19/88
 (with no sales charge     -3.24%         6.18%         10.61%         9.30%
 imposed)
 -------------------------------------------------------------------------------
 CS First Boston High      -5.21%         4.51%         11.20%         8.63%
 Yield Index/1/
 -------------------------------------------------------------------------------
 Lipper High Current       -9.71%         3.87%         10.52%         7.40%
 Yield Index/2/
 -------------------------------------------------------------------------------
 Salomon Smith Barney
 Broad Investment Grade    11.59%         6.45%          8.00%         8.26%
 Index/3/
 -------------------------------------------------------------------------------
 Class A distribution rate/4/:  10.44%
 (For current distribution rate information, please call American FundsLine at
 1-800-325-3590.)
 -------------------------------------------------------------------------------


 1 The Credit Suisse First Boston High Yield Bond Index is an unmanaged, trader-priced portfolio constructed to mirror the high yield debt market (revisions to the index are effected weekly). This index does not reflect sales charges, commissions or expenses.
 2 The Lipper High Current Yield Bond Fund Index represents an equally weighted performance index adjusted for capital gain distributions and income dividends of the largest qualifying funds in this objective. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.
 3 The Salomon Smith Barney Broad Investment Grade Bond Index represents a market capitalization-weighted index that includes U.S. Treasury, Government-sponsored, mortgage, and investment-grade fixed-rate corporates (BBB-/ Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 4 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 HOLDINGS BY INVESTMENT TYPE AS OF SEPTEMBER 30, 2000

 [pie chart]
 U.S. Corporate Bonds 70.5%
 Non-U.S. Corporate Bonds 18.3%
 Stocks 2.2%
 Non-U.S. Government Bonds 1.9%
 U.S. Treasuries 1.2%
 Cash & Cash Equivalents 5.9%
 [end pie chart]


 HOLDINGS BY QUALITY CATEGORY AS OF SEPTEMBER 30, 2000
 See the Appendix for a description of quality ratings.

 [pie chart]
 Aaa/AAA 1.2%
 A/A 0.7%
 Baa/BBB 12.2%
 Ba/BB 12.5%
 B/B 55.8%
 Caa/CCC 8.6%
 CC or lower 0.9%
 [end pie chart]



                                                           PERCENT OF
 TEN LARGEST HOLDINGS BY ISSUER AS OF SEPTEMBER 30, 2000   NET ASSETS
 ----------------------------------------------------------------------
 Nextel Communications                                        5.69%
 ----------------------------------------------------------------------
 VoiceStream Wireless                                         4.91
 ----------------------------------------------------------------------
 Clearnet Communications                                      2.52
 ----------------------------------------------------------------------
 Crown Castle International                                   2.49
 ----------------------------------------------------------------------
 NTL                                                          2.10
 ----------------------------------------------------------------------
 Charter Communications Holdings                              2.02
 ----------------------------------------------------------------------
 Fox/Liberty Networks                                         1.63
 ----------------------------------------------------------------------
 Container Corp. of America                                   1.61
 ----------------------------------------------------------------------
 Premcor                                                      1.52
 ----------------------------------------------------------------------
 Allied Waste North America                                   1.44



 Because the fund is actively managed, its holdings will change from time to time.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier under "Fees and Expenses of the Fund."

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for American High-Income Trust are:


 PORTFOLIO COUNSELOR/ FUND                     PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)       COUNSELOR SINCE   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 -----------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE               1997         Senior Vice President and Director, Capital
 Vice Chairman of the Board                    Research and Management Company
 and Trustee                                   Investment professional since 1952 and with
                                               Capital Research and Management Company or
                                               affiliate since 1967
 -----------------------------------------------------------------------------------------------
 DAVID C. BARCLAY                 1990         Senior Vice President and Director, Capital
 President, Principal                          Research and Management Company
 Executive Officer and                         Investment professional since 1981 and with
 Trustee                                       Capital Research and Management Company or
                                               affiliate since 1988
 -----------------------------------------------------------------------------------------------
 SUSAN M. TOLSON                  1994         Senior Vice President, Capital Research Company
 Vice President                                Investment professional since 1988 and with
                                               Capital Research and Management Company or
                                               affiliate since 1990
 -----------------------------------------------------------------------------------------------

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                    Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773



 A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." Both are available by writing or calling American Funds Service Company.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 CHOOSING A SHARE CLASS

 The fund offers four different classes of shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

 Shares of the fund may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

 Factors you should consider in choosing a class of shares include:

 . How long you expect to own the shares

 . How much you intend to invest

 . Total expenses associated with owning shares of each class

 . Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 . Class B and C shares generally are not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans

 . Class F shares are generally only available to fee-based programs of investment firms and registered investment advisers that have special agreements with the fund's distributor

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

  CLASS A SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        up to 3.75% (reduced or eliminated for purchases
                              of $100,000 or more)
  Contingent deferred sales   none (except on certain redemptions on purchases
  charge                      of $1 million or more bought without an initial
                              sales charge)
  12b-1 fees                  up to 0.30% annually
  Dividends                   higher than other classes due to lower annual
                              expenses
  Purchase maximum            none
  Conversion                  none
  CLASS B SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   starts at 5.00% and declines each year until it
  charge                      reaches 0% after six years
  12b-1 fees                  1.00% annually
  Dividends                   lower than Class A and F shares due to higher
                              distribution fees and other expenses
  Purchase maximum            $100,000
  Conversion                  automatic conversion to Class A shares after
                              eight years, reducing future annual expenses
  CLASS C SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   1.00% if shares are sold within one year after
  charge                      being purchased
  12b-1 fees                  1.00% annually
  Dividends                   lower than Class A and F shares due to higher
                              distribution fees and other expenses
  Purchase maximum            $500,000
  Conversion                  automatic conversion to Class F shares after ten
                              years, reducing future annual expenses
  CLASS F SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   none
  charge
  12b-1 fees                  currently 0.25% annually (may not exceed 0.50%
                              annually)
  Dividends                   higher than Class B and C shares due to lower
                              distribution fees, but typically lower than Class
                              A shares due to higher other expenses
  Purchase maximum            none
  Conversion                  none
 ------------------------------------------------------------------------------

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE OF CLASS A, B AND C SHARES

 Generally, you may open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

 PURCHASE OF CLASS F SHARES

 Generally, you may only open an account and purchase Class F shares through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor. These firms and advisers typically charge ongoing fees for services they provide.

 EXCHANGE

 Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON, INCLUDING PURCHASES WHICH ARE PART OF EXCHANGE ACTIVITY THAT COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000
 ------------------------------------------------------------------------

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. The fund has adopted procedures to make "fair value" determinations when reliable market prices for particular securities are not available.

 Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $100,000               3.75%            3.90%            3.00%
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1        1.50%            1.52%            1.20%
 million
 ------------------------------------------------------------------------------
 $1 million or more and
 certain other investments        none             none             none
 described below
 ------------------------------------------------------------------------------


 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.
  Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1%

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS
 on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plan of Distribution (see below).

 CLASS B AND C

 Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

 For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

 CLASS B SHARES SOLD WITHIN YEAR       1    2    3    4    5     6
 --------------------------------------------------------------------
 CONTINGENT DEFERRED SALES CHARGE      5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B and C Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

 CONVERSION OF CLASS B AND C SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B or C contingent deferred sales charge.

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or, for instance:

 . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

 . solely controlled business accounts.

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B AND C SHARES

 The contingent deferred sales charge on Class B and C shares may be waived in the following cases:

 . when receiving payments through systematic withdrawal plans (up to 12% of the value of each fund account);

 . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

 . for redemptions due to death or post-purchase disability of the shareholder.

 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class B and C shares, and up to 0.50% for Class F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

 The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

 . Redemptions by telephone, fax, or computer (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month.
  Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other American Fund, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see your tax adviser for further information.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

FINANCIAL HIGHLIGHTS/1/

The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A and B shares. A similar table will be shown for Class C and F shares beginning with the fund's 2001 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                        Net gains/(losses) on
               Net asset                     securities                    Dividends
                 value,        Net         (both realized      Total from  (from net   Distributions
 Year ended   beginning of  investment           and           investment  investment  (from capital      Total
September 30      year        income         unrealized)       operations   income)       gains)      distributions
---------------------------------------------------------------------------------------------------------------------
  CLASS A:
    2000         $13.52       $1.18/2/        $ (.48)/2/         $ .70      $(1.29)        -             $(1.29)
    1999          13.75        1.28             (.17)             1.11       (1.29)       $(.05)          (1.34)
    1998          15.69        1.30            (1.60)             (.30)      (1.30)        (.34)          (1.64)
    1997          14.86        1.26              .83              2.09       (1.24)        (.02)          (1.26)
    1996          14.30        1.29              .59              1.88       (1.32)        -              (1.32)
  CLASS B:
    2000          13.57         .52/2/          (.53)/2/          (.01)       (.63)        -               (.63)

                                                           Ratio of     Ratio of
                Net asset                   Net assets,   expenses to   income to
 Year ended   value, end of                 end of year   average net  average net     Portfolio
September 30      year       Total Return  (in millions)    assets       assets      turnover rate
---------------------------------------------------------------------------------------------------
  CLASS A:
    2000         $12.93          5.29%        $2,788          .82%        8.87%         46.43%/4/
    1999          13.52          8.11          2,777          .82         9.21          29.79
    1998          13.75         (2.40)         2,360          .81         8.76          54.63
    1997          15.69         14.66          2,108          .82         8.35          53.55
    1996          14.86         13.68          1,547          .87         8.90          39.74
  CLASS B:
    2000          12.93          (.10)            27         1.52/3/      8.18/3/       46.43/4/


1 The years 1996 through 2000 represent, for Class A shares, fiscal years ended
 September 30. The period ended 2000 represents, for Class B shares, the 199-day period ended September 30, 2000. Class B shares were not offered before March 15, 2000. Total return for Class B is based on activity during the period and thus is not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

2 Based on average shares outstanding.

3 Annualized.

4 Represents portfolio turnover rate (equivalent for all share classes) for the year ended September 30, 2000.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 APPENDIX

 Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C," according to quality as described below.

 "Aaa - Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such shares."

 "Aa - High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

 "A - Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

 "Baa - Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

 "Ba - Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

 "B - Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

 "Caa - Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

 "Ca - Speculative in a high degree; often in default or having other marked shortcomings."

 "C - Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

 Moody's supplies numerical indicators, 1, 2 and 3 to rating categories. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of that generic category.

AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 Standard & Poor's Corporation rates the long-term debt securities issued by various entities in categories ranging from "AAA" to "D," according to quality as described below.

 "AAA - Highest rating. Capacity to pay interest and repay principal is extremely strong."

 "AA - High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

 "A - Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

 "BBB - Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

 "BB, B, CCC, CC, C - Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

 "C1 - Reserved for income bonds on which interest is being paid."

 "D - In default and payment of interest and/or repayment of principal is in arrears."

 Standard & Poor's applies indicators "+", no character and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                                         AMERICAN HIGH-INCOME TRUST / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope
 Street, Los Angeles, California 90071.
 Investment Company File No. 811-5364
                                                       Printed on recycled paper
                                                                AHIT-010-0301/MC

                           AMERICAN HIGH-INCOME TRUST

                                     Part B
                      Statement of Additional Information

                                 March 15, 2001


This document is not a prospectus but should be read in conjunction with the current prospectus of American High-Income Trust (the "fund" or "AHIT") dated March 15, 2001. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                           American High-Income Trust
                              Attention: Secretary
                              333 South Hope Street
                          Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        9
Fund Organization and Voting Rights . . . . . . . . . . . . . . . .       11
Fund Trustees and Other Officers. . . . . . . . . . . . . . . . . .       12
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       15
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       20
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       25
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       27
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       30
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       33
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       34
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       35
Shareholder Account Services and Privileges . . . . . . . . . . . .       36
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       39
General Information . . . . . . . . . . . . . . . . . . . . . . . .       39
Class A Share Investment Results and Related Statistics . . . . . .       41
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       44
Financial Statements




                      American High-Income Trust - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


DEBT SECURITIES

 .    The fund will invest at least 65% of its assets in lower quality, lower rated debt securities, rated Ba or below by Moody's Investor Service, Inc. or BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality, and other similar securities including preferred stock.

EQUITY SECURITIES AND SECURITIES WITH DEBT AND EQUITY CHARACTERISTICS

 .    The fund may invest up to 25% of its assets in equity securities (including common stock) and securities with a combination of debt and equity characteristics (including convertible preferred stocks and convertible debentures).

 .    The fund may invest up to 5% of its assets in warrants and rights (but no more than 2% of the fund's assets may be invested in warrants or rights that are not listed on either the New York Stock Exchange or American Stock Exchange).

NON-U.S. SECURITIES

 .    The fund may invest up to 25% of its assets in securities of issuers domiciled outside the U.S.

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general, their prices decline when interest rates rise and vice versa.


Lower rated bonds, rated Ba or below by S&P and BB or below by Moody's or unrated but considered to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.


                      American High-Income Trust - Page 2

Certain risk factors relating to lower rated bonds are discussed below.


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated bonds.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


MATURITY - There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall markets for these securities.


WARRANTS AND RIGHTS - The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred


                      American High-Income Trust - Page 3
stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. involves special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may only invest in securities of issuers in developing countries to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


                      American High-Income Trust - Page 4

RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures which have been adopted by the fund's board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


VARIABLE AND FLOATING RATE OBLIGATIONS - The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest. Variable and floating rate obligations permit the fund to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


REINSURANCE RELATED NOTES AND BONDS - The fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, the reinsurance company would not be required to repay all or a portion of the principal value of the notes or bonds if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC), and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA, and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


                      American High-Income Trust - Page 5

"Collateralized mortgage obligations" (CMOs) are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


U.S. GOVERNMENT SECURITIES - Securities guaranteed by the U.S. Government include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some


                      American High-Income Trust - Page 6
are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Tennessee Valley Authority, and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These securities include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


LOAN PARTICIPATIONS AND ASSIGNMENTS - The fund may invest, subject to an overall 15% limit on loans, in loan participations or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.


When the fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The fund anticipates that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or


                      American High-Income Trust - Page 7
pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction is the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical securities at a later date. The fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement. The fund intends to treat "roll" transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into "roll" transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the Investment Company Act of 1940. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).


The fund may also engage in the following investment practices, although it has no current intention to do so over the next twelve months:


LOANS OF PORTFOLIO SECURITIES - The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made.


OPTIONS ON U.S. TREASURY SECURITIES - The fund may purchase put and call options on U.S. Treasury securities ("Treasury securities"). A put (call) option gives the fund as purchaser of the option the right (but not the obligation) to sell
(buy) a specified amount of Treasury securities at the exercise price until the expiration of the option. The value of a put (call) option on Treasury securities generally increases (decreases) with an increase (decrease) in prevailing interest rates. Accordingly, the fund would purchase puts (calls) in anticipation of, or to protect against, an increase in interest rates. These options are listed on an exchange or traded over-the-counter


                      American High-Income Trust - Page 8

("OTC options"). Exchange-traded options have standardized exercise prices and expiration dates; OTC options are two-party contracts with negotiated exercise prices and expiration dates. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved, although the price usually includes a profit to the dealer.


The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provide that the fund may not:


1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if immediately after and as a result of such investment, more than 5% of the fund's total assets would be invested in securities of the issuer;

2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry;

3.   Invest in companies for the purpose of exercising control or management;


                      American High-Income Trust - Page 9

4. Buy or sell real estate or commodities or commodity contracts; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency contracts);

5. Acquire illiquid securities, if, immediately after and as a result, the value of illiquid securities held by the fund would exceed, in the aggregate, 15% of the fund's net assets;

6. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

7. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

8. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

9. Purchase securities on margin, provided that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

10. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets. The fund will not purchase securities while such borrowings are outstanding. This restriction shall not prevent the fund from entering into reverse repurchase agreements or "roll" transactions, provided that these transactions and any other transactions constituting borrowing by the fund may not exceed one-third of the fund's total assets. In the event that the asset coverage for the fund's borrowings falls below 300%, the fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

11. Write, purchase or sell put options, call options or combinations thereof, except that this shall not prevent the purchase of put or call options on currencies or U. S. Government securities.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policy(ies) may be changed without shareholder approval:


1. The fund does not currently intend to lend portfolio securities or other assets to third parties, except by acquiring loans, loan participations, or forms of direct debt instruments. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

2. The fund may not invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended.

3. The fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of the outstanding voting securities of any one issuer.


                      American High-Income Trust - Page 10

                      FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on October 1, 1987.


All fund operations are supervised by the fund's Board of Trustees which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Trustees and Trustee Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has four classes of shares - Class A, B, C and F. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Class A, B, C and F shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


                      American High-Income Trust - Page 11

                           FUND TRUSTEES AND OFFICERS

                       Trustees and Trustee Compensation


                                                                                         AGGREGATE
                                                                                        COMPENSATION
                                                                                   (INCLUDING VOLUNTARILY
                                                                                          DEFERRED
                                                                                      COMPENSATION/1/)
                                                                                       FROM THE FUND
                                POSITION                                             DURING FISCAL YEAR
                                  WITH         PRINCIPAL OCCUPATION(S) DURING              ENDED
   NAME, ADDRESS AND AGE       REGISTRANT               PAST 5 YEARS                 SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------------------
 +* David C. Barclay           President     Senior Vice President and Director,           none/3/
 Age: 44                       and           Capital Research and Management
                               Trustee       Company
-----------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr.         Trustee       Corporate Director and author;               $ 4,144
 6077 San Elijo, Box 2494                    former United States Ambassador to
 Rancho Santa Fe, CA 92067                   Spain; former Vice Chairman of the
 Age: 66                                     Board, Knight-Ridder, Inc., former
                                             Chairman and Publisher, The Miami
                                                                     ---------
                                             Herald
                                             ------
-----------------------------------------------------------------------------------------------------------
 H. Frederick Christie         Trustee       Private Investor.  Former President          $4,788/4/
 P.O. Box 144                                and Chief Executive Officer, The
 Palos Verdes Estates, CA                    Mission Group (non-utility holding
 90274                                       company, subsidiary of Southern
 Age: 67                                     California Edison Company)
-----------------------------------------------------------------------------------------------------------
 Diane C. Creel                Trustee       CEO and President, The Earth                 $3,820/4/
 100 W. Broadway                             Technology Corporation
 Suite 5000                                  (international consulting
 Long Beach, CA 90802                        engineering)
 Age: 52
-----------------------------------------------------------------------------------------------------------
 Martin Fenton                 Trustee       Managing Director, Senior Resource           $4,430/4/
 4660 La Jolla Village                       Group LLC (development and
 Drive                                       management of senior living
 Suite 725                                   communities)
 San Diego, CA 92122
 Age: 65
-----------------------------------------------------------------------------------------------------------
 Leonard R. Fuller             Trustee       President, Fuller Consulting                 $ 4,860
 4337 Marina City Drive                      (financial management consulting
 Suite 841 ETN                               firm)
 Marina del Rey, CA 90292
 Age: 54
-----------------------------------------------------------------------------------------------------------
 +* Abner D. Goldstine         Trustee       Senior Vice President and Director,           none/3/
 Age: 71                                     Capital Research and Management
                                             Company
-----------------------------------------------------------------------------------------------------------
 +** Paul G. Haaga, Jr.        Chairman      Executive Vice President and                  none/3/
 Age: 52                       of            Director, Capital Research and
                               the Board     Management Company
-----------------------------------------------------------------------------------------------------------
 Richard G. Newman             Trustee       Chairman and CEO, AECOM Technology           $4,460/4/
 3250 Wilshire Boulevard                     Corporation (architectural
 Los Angeles, CA 90010-1599                  engineering)
 Age: 66
-----------------------------------------------------------------------------------------------------------
 Frank M. Sanchez              Trustee       President, The Sanchez Family                $ 3,770
 5234 Via San Delarro, #1                    Corporation dba McDonald's
 Los Angeles, CA  90022                      Restaurants (McDonald's licensee)
 Age: 57
-----------------------------------------------------------------------------------------------------------
                                   TOTAL COMPENSATION
                                 (INCLUDING VOLUNTARILY
                                        DEFERRED
                                  COMPENSATION/1/) FROM       TOTAL NUMBER
                                   ALL FUNDS MANAGED BY         OF FUND
                                  CAPITAL RESEARCH AND           BOARDS
                                   MANAGEMENT COMPANY           ON WHICH
                              OR ITS AFFILIATES/2/ FOR THE      TRUSTEE
   NAME, ADDRESS AND AGE      YEAR ENDED SEPTEMBER 30, 2000    SERVES/2/
---------------------------------------------------------------------------
 +* David C. Barclay                      none/3/                   1
 Age: 44
---------------------------------------------------------------------------
 Richard G. Capen, Jr.                  $  94,623                  14
 6077 San Elijo, Box 2494
 Rancho Santa Fe, CA 92067
 Age: 66
---------------------------------------------------------------------------
 H. Frederick Christie                  $211,373/4/                19
 P.O. Box 144
 Palos Verdes Estates, CA
 90274
 Age: 67
---------------------------------------------------------------------------
 Diane C. Creel                         $40,320/4/                 12
 100 W. Broadway
 Suite 5000
 Long Beach, CA 90802
 Age: 52
---------------------------------------------------------------------------
 Martin Fenton                          $130,673/4/                16
 4660 La Jolla Village
 Drive
 Suite 725
 San Diego, CA 92122
 Age: 65
---------------------------------------------------------------------------
 Leonard R. Fuller                      $  89,873                  13
 4337 Marina City Drive
 Suite 841 ETN
 Marina del Rey, CA 90292
 Age: 54
---------------------------------------------------------------------------
 +* Abner D. Goldstine                    none/3/                  12
 Age: 71
---------------------------------------------------------------------------
 +** Paul G. Haaga, Jr.                   none/3/                  15
 Age: 52
---------------------------------------------------------------------------
 Richard G. Newman                      $106,840/4/                13
 3250 Wilshire Boulevard
 Los Angeles, CA 90010-1599
 Age: 66
---------------------------------------------------------------------------
 Frank M. Sanchez                       $  47,903                  12
 5234 Via San Delarro, #1
 Los Angeles, CA  90022
 Age: 57
---------------------------------------------------------------------------




                      American High-Income Trust - Page 12

 [This page is deliberately left blank for this filing.]

                      American High-Income Trust - Page 13

+ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.


* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025
** Address is 333 South Hope Street, Los Angeles, CA 90071

1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustees.

2 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as
  amended ("501(c)(3) organization");      (ii) any trust, the present or future
  beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

3 David C. Barclay, Abner D. Goldstine, and Paul G. Haaga, Jr. are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

4 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2000 fiscal year for participating Trustees is as follows: Richard G. Capen, Jr. ($4,563), H. Frederick Christie ($9,541), Diane C. Creel ($9,578), Martin Fenton ($16,650), Richard G. Newman ($35,080) and Frank M. Sanchez ($1,326). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.


                      American High-Income Trust - Page 14

                                 OTHER OFFICERS


                               POSITION(S)      PRINCIPAL OCCUPATION(S) DURING
   NAME AND ADDRESS     AGE   WITH REGISTRANT            PAST 5 YEARS
-------------------------------------------------------------------------------
Michael J. Downer       46   Vice President    Senior Vice President - Fund
333 South Hope Street                          Business
Los Angeles, CA 90071                          Management Group, Capital
                                               Research
                                               and Management Company
-------------------------------------------------------------------------------
Susan M. Tolson         39   Vice President    Senior Vice President, Capital
11100 Santa Monica                             Research Company*
Blvd.
Los Angeles, CA 90025
-------------------------------------------------------------------------------
Julie F. Williams       52   Secretary         Vice President - Fund Business
333 South Hope Street                          Management Group, Capital
Los Angeles, CA 90071                          Research
                                               and Management Company
-------------------------------------------------------------------------------
Anthony W. Hynes, Jr.   38   Treasurer         Vice President - Fund Business
135 South State                                Management Group, Capital
College Blvd.                                  Research
Brea, CA 92821                                 and Management Company
-------------------------------------------------------------------------------
Kimberly S. Verdick     36   Assistant         Assistant Vice President - Fund
333 South Hope Street        Secretary         Business Management Group,
Los Angeles, CA 90071                          Capital Research and Management
                                               Company
-------------------------------------------------------------------------------


* Company affiliated with Capital Research and Management Company.

All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.


No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays annual fees of $3,000 to Trustees who are not affiliated with the Investment Adviser, plus $210 for each Board of Trustees meeting attended. In addition, various Trustees participate with directors and trustees of certain other funds in The American Funds Group in joint meetings of Contracts Committees, Audit Committees and Nominating Committees; total fees for attendance at these meetings, which are prorated among the participants in proportion to the number of funds represented, are $2,510 for each meeting of the Contracts Committee and $1,000 for each meeting of the Audit and Nominating Committees. No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser. As of February 15, 2001 the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience.


                      American High-Income Trust - Page 15

The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $300 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until October 31, 2001, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative services; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.


The management fee is based on the following rates and month-end net asset levels:


                      American High-Income Trust - Page 16

                                NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.16                   3,000,000,000
------------------------------------------------------------------------------


The agreement also provides for fees based on monthly gross investment income at the following rates:


                            MONTHLY GROSS INVESTMENT

         INCOME              RATE IN EXCESS OF                UP TO
------------------------------------------------------------------------------
         3.00%                  $         0                  8,333,333
------------------------------------------------------------------------------
         2.50                     8,333,333                 25,000,000
------------------------------------------------------------------------------
         2.00                    25,000,000
------------------------------------------------------------------------------


Assuming net assets of $1.1 billion and gross investment income levels of 6%, 7%, 8%, 9% and 10%, management fees would be 0.37%, 0.40%, 0.42%, 0.44% and
0.46%, respectively.


The Investment Adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees. For the fiscal years ended 2000, 1999, and 1998, the Investment Adviser received advisory fees of $12,688,000, $12,363,000, and $10,751,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser, relating to the fund's Class C and F shares, will continue in effect until October 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Trustees who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to


                      American High-Income Trust - Page 17
the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's Class C and F shares.
 Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The fund's Class C and F shares pay only those transfer agent fees that are attributed to accounts and activities generated by their respective share class. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's Class C and F shares.
 Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average net assets of the fund's Class C and F shares.


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513.


The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). In addition, the Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B shares, the Principal Underwriter sells the rights to Class B 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B shares. For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply to Class C shares during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C shares. For Class F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers of Class F shares.


Commissions retained by the Principal Underwriter on sales of Class A shares during the 2000 fiscal year amounted to $1,874,000 after an allowance of $7,354,000 to dealers. During the fiscal years ended 1999 and 1998, the Principal Underwriter retained $2,990,000 and $3,016,000, respectively, on sales of Class A shares after an allowance of $12,281,000 and $12,527,000 to dealers, respectively. Revenue retained and service fees received by the Principal Underwriter on sales of Class B shares during the 2000 fiscal year amounted to $233,000 after compensation of $1,067,000 to dealers.


                      American High-Income Trust - Page 18

As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not "interested persons" of the fund are committed to the discretion of the trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.


Under the Plans, the fund may annually expend (i) for Class A shares, up to 0.30% of its net assets attributable to Class A shares, (ii) for Class B shares, 1.00% of its net assets attributable to Class B shares, (iii) for Class C shares, 1.00% of its net assets attributable to Class C shares, and (iv) for Class F shares, up to 0.50% of its net assets attributable to Class F shares, to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made.


For Class A shares, (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares in excess of the Class A Plan limitation not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit.
 After five quarters these commissions are not recoverable.


For Class B shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualfied dealers.


For Class F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F Plan for distribution-related expenses.


During the 2000 fiscal year, the fund paid or accrued $6,916,000 for compensation to dealers or the Principal Underwriter under the Plan for Class A shares and $68,000 under the Plan for Class


                      American High-Income Trust - Page 19

B shares. As of September 30, 2000, accrued and unpaid distribution expenses for Class A and Class B shares were $472,000 and $20,000, respectively.


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Code. A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. Government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation generally limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise


                      American High-Income Trust - Page 20
tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss.


                      American High-Income Trust - Page 21

     The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions.
      Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund on a straight-line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.


                      American High-Income Trust - Page 22

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and their related tax credit.


SHAREHOLDER TAXATION - In January of each year individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


Redemptions of shares, including exchanges for shares of another American Fund, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and


                      American High-Income Trust - Page 23
capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                      American High-Income Trust - Page 24

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      established the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------


The funds and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares may only be purchased through fee-based programs of investment firms and registered investment advisers who have special agreements with the fund's distributor. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase


                      American High-Income Trust - Page 25
pension and profit sharing plans. In addition, the state tax-exempt funds are only offered in certain states and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deductions as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000.


FUND NUMBERS - Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):

                                                  FUND      FUND      FUND       FUND
                                                 NUMBER    NUMBER    NUMBER     NUMBER
FUND                                            CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . .      02       202       302        402
American Balanced Fund/(R)/ . . . . . . . . .      11       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . .      03       203       303        403
Capital Income Builder/(R)/ . . . . . . . . .      12       212       312        412
Capital World Growth and Income Fund/SM/  . .      33       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . .      16       216       316        416
Fundamental Investors/SM/ . . . . . . . . . .      10       210       310        410
The Growth Fund of America/(R)/ . . . . . . .      05       205       305        405
The Income Fund of America/(R)/ . . . . . . .      06       206       306        406
The Investment Company of America/(R)/  . . .      04       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . .      14       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . .      07       207       307        407
New World Fund/SM/  . . . . . . . . . . . . .      36       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . .      35       235       335        435
Washington Mutual Investors Fund/SM/  . . . .      01       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/      40       240       340        440
American High-Income Trust/SM/  . . . . . . .      21       221       321        421
The Bond Fund of America/SM/  . . . . . . . .      08       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . .      31       231       331        431
Intermediate Bond Fund of America/SM/ . . . .      23       223       323        423
Limited Term Tax-Exempt Bond Fund of
America/SM/ . . . . . . . . . . . . . . . . .      43       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . .      19       219       319        419
The Tax-Exempt Fund of California/(R)/* . . .      20       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . .      24       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . .      25       225       325        425
U.S. Government Securities Fund/SM/ . . . . .      22       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . .      09       209       309        409
The Tax-Exempt Money Fund of America/SM/  . .      39       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ .      49       N/A       N/A        N/A
___________
*Available only in certain states.



                      American High-Income Trust - Page 26

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" for a listing of the funds.)

                                                                                       DEALER
                                                               SALES CHARGE AS       CONCESSION
                                                              PERCENTAGE OF THE:    AS PERCENTAGE
                                                              ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                        NET AMOUNT  OFFERING     OFFERING
                                                             -INVESTED-   PRICE         PRICE
------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .                            6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .                            5.26       5.00          4.25
$50,000 but less than $100,000. .                              4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                             3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                              3.63       3.50          2.75
$250,000 but less than $500,000 .                              2.56       2.50          2.00
$500,000 but less than $750,000 .                              2.04       2.00          1.60
$750,000 but less than $1 million                              1.52       1.50          1.20
$1 million or more . . . . . . . . . .        none     none    (see below)
-----------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE


                      American High-Income Trust - Page 27

IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC. 403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4)  insurance company separate accounts;

(5)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(6) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation; and

(7) wholesalers and full-time employees of insurance companies involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.


                      American High-Income Trust - Page 28

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:

 <r/><r>

  CONTINGENT DEFERRED SALES CHARGE
     ON SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 ------------------------------------------------------------------------------
                 1                                    5.00%
                 2                                    4.00%
                 3                                    4.00%
                 4                                    3.00%
                 5                                    2.00%
                 6                                    1.00%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class B shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F SALES CHARGE - Class F shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more.
 Commissions on investments in Class A shares are paid at the following rates:
1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


                      American High-Income Trust - Page 29

For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your


                      American High-Income Trust - Page 30
     request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period, and any individual investments in American Legacy variable annuities and variable life insurance policies are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     . individual-type employee benefit plan(s), such as an IRA, 403(b) plan (see exception below), or single-participant Keogh-type plan;

     . business accounts solely controlled by you or your immediate family (for example, you own the entire business);

     . trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust; or

     . endowments or foundations established and controlled by you or your immediate family.


                      American High-Income Trust - Page 31

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, excluding individual-type employee benefit plans described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     . for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     . for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A AND C SHARES - Any CDSC on Class A and C shares may be waived in the following cases:


(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).


                      American High-Income Trust - Page 32

(2) Distributions from 403(b) plans or IRAs due to death, post-purchase disability or attainment of age 59-1/2.

(3)  Tax-free returns of excess contributions to IRAs.

(4) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC.

CDSC WAIVERS FOR CLASS B SHARES - Any CDSC on Class B shares may be waived in the following cases:


(1) Redemptions through systematic withdrawal plans ("SWPs") (see "Automatic Withdrawals" below) not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% fee from CDSC limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.


(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2.

(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds (except as described below) through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information. In the case of an IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, the assets may only be invested in Class A shares of the American Funds. Such investments will be at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate and are responsible for such investments will be compensated pursuant to the schedule applicable to Class A share investments of $1 million or more (see "Dealers Commissions and Compensation" above).


                      American High-Income Trust - Page 33

                                PRICE OF SHARES

Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or the Transfer Agent; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter.


Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and


                      American High-Income Trust - Page 34

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Trustees.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent. Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares may only be sold through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     - Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -     Requests must be signed by the registered shareholder(s).

     -     A signature guarantee is required if the redemption is:

          -  Over $50,000;

          -  Made payable to someone other than the registered shareholder(s);
          or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/

     - Redemptions by telephone or fax (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $50,000 per shareholder each day.


                      American High-Income Trust - Page 35

     -     Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for Class B, C or F shares of The Cash Management Trust.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution of Class A, B, C or F shares without a sales charge in the Class A shares of any fund in The American Funds Group within 90 days after the date of the redemption or distribution (any CDSC on Class A or C shares will be credited to your account). In addition, proceeds from a redemption or a dividend or capital gain distribution of Class C shares may be reinvested in Class C shares. Redemption proceeds of shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available if your account is held with an investment dealer.


                      American High-Income Trust - Page 36

AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or holiday, your money will be invested on the next business day. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


                      American High-Income Trust - Page 37

Exchanges of Class F shares generally may only be done through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor. You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" -- "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares"--"Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Purchase Minimums" and "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or computer (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their


                      American High-Income Trust - Page 38
respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the fiscal years ended September 30, 2000, 1999 and 1998, amounted to $5,763,000, $9,489,000 and $5,960,000, respectively.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY
 10081, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


                      American High-Income Trust - Page 39

TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $2,240,000 for Class A shares and $5,000 for Class B shares for the 2000 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Trustees.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


                      American High-Income Trust - Page 40

             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
   MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- SEPTEMBER 30, 2000

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $12.93
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $13.43





            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 9.89% based on a 30-day (or one month) period ended September 30, 2000, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


     YIELD = 2[( a-b/cd + 1)/6/ -1]

     Where:  a  = dividends and interest earned during the period.

             b   =expenses accrued for the period (net of reimbursements).

             c   =the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   =the maximum offering price per share on the last day of the period.

The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended September 30, 2000 were 1.32%, 6.86% and 10.86%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended September 30, 2000 were 5.29%, 7.69% and 11.29%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 3.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C and F shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges


                      American High-Income Trust - Page 41
which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).


The fund may also compare its investment results with the following:

(1) The Credit Suisse First Boston High Yield Index is an unmanaged, trader priced portfolio constructed to mirror the high yield debt market (revisions to the index are effected weekly). The Index has several modules representing different sectors of the high yield market including a cash paying module, a zerofix module, a pay-in-kind module, and a defaulted module. The Index is divided into other categories including industry, rating, seniority, liquidity, market value, security price range, yield range and other sector divisions. There are a total of 250 sectors which are followed by the Index.

(2) Salomon Smith Barney High-Yield Index, which is a market value weighted index of bonds having a minimum issue size of $100 million, a minimum maturity of 10 years and that carry a minimum/maximum quality rating of C/BB+.

(3) Salomon Smith Barney Broad Investment-Grade Bond Index, which is a market capitalization weighted index and includes Treasury, Government-sponsored mortgage and investment-grade fixed-rate corporates (BBB/Baa3) with a maturity of one year or longer and a minimum of $50 million outstanding at entry, and remain in the Index until their amount falls below $25 million.

(4) Lipper's "High Current Yield" funds average, which is the arithmetic average of Total Return of a number of mutual funds with investment objectives and policies similar to those of the


                      American High-Income Trust - Page 42

Fund, as published by Lipper Analytical Services. The number of funds contained in the data base varies as funds are added or deleted over time.

(5) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. The period shown may include periods during which the maximum rates paid on some savings deposits were fixed by law.


                      American High-Income Trust - Page 43

                                    APPENDIX
                    Description of Commercial Paper Ratings

MOODY'S employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate
-------
commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.


Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


S&P ratings of commercial paper are graded into four categories ranging from "A"
---
for the highest quality obligations to "D" for the lowest.


A - Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety.


A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.


A-2 - Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."


                      American High-Income Trust - Page 44

American High-Income Trust
Pie Chart
September 30, 2000

U.S. Corporate Bonds               71%
Non-U.S. Corporate Bonds           18%
Non-U.S. Government Bonds           2%
Stocks                              2%
U.S. Treasuries                     1%
Cash & Equivalents                  6%


                                          Percent of
Ten Largest Holdings by Issuer            Net Assets
Nextel Communications                             5.69
VoiceStream Wireless                              4.91
Clearnet Communications                           2.52
Crown Castle International                        2.49
NTL                                               2.10
Charter Communications Holdings                   2.02
Fox/Liberty Networks                              1.63
Container Corp. of America                        1.61
Premcor                                           1.52
Allied Waste North America                        1.44

<table/>


American High-Income Trust
Investment Portfolio,
September 30, 2000
                                                              Shares or
                                                              Principal               Market  Percent
                                                                 Amount                Value   of Net
Bonds, Notes & Equity Securities                                   (000)                (000)  Assets


Wireless Telecommunication
Services  -  21.80%
Nextel Communications, Inc.:
0%/9.75% 2007(1)                                        $         10,000               $7,800
0%/10.65% 2007(1)                                                 18,750               15,375
0%/9.95% 2008(1)                                                  24,675               18,753
12.00% 2008                                                        3,500                3,745
Series D, 13.00% exchangeable                                     18,498 shares        19,830
preferred, redeemable 2009(2),(3)
Series E, 11.25% exchangeable                                     27,719               27,165
preferred, redeemable 2010(2),(3)
Nextel Partners, Inc.:
0%/14.00% 2009(1)                                       $         27,882               19,517
11.00% 2010(4)                                                    10,750               10,831
Nextel International, Inc.:
0%/12.125% 2008(1)                                                29,250               18,939
12.75% 2010(4)                                                     2,000                1,965
McCaw International,                                              21,125               16,266    5.69%
Ltd. 0%/13.00% 2007(1)
VoiceStream Wireless Corp.:
10.375% 2009                                                      62,350               67,026
0%/11.875% 2009(1)                                                58,775               42,318
Omnipoint Corp.:
11.50% 2009(4)                                                    13,050               14,485
7.00% convertible preferred                                       85,000 shares        14,280     4.91
Clearnet Communications Inc.:(1)
0%/11.75% 2007                                         C$         70,125               41,009
0%/10.40% 2008                                                    50,325               28,552
0%/10.125% 2009                                         $          1,600                1,272     2.52
Crown Castle International Corp.:
0%/10.625% 2007(1)                                                21,250               16,575
12.75% senior exchangeable                                        21,407 shares        21,836
preferred 2010(2),(3)
0%/10.375% 2011(1)                                      $         21,500               13,867
10.75% 2011                                                        8,750                8,925
0%/11.25% 2011(1)                                                 13,500                8,910     2.49
PageMart Wireless, Inc.:
15.00% 2005                                                       15,250               14,373
0%/11.25% 2008(1)                                                 61,010               24,404     1.38
Dobson Communications Corp. 12.25%                                31,428 shares        28,128     1.00

exchangeable preferred,
 redeemable 2008(2),(3)
Leap Wireless International, Inc.:
12.50% 2010                                             $          9,500                7,172
0%/14.50% 2010(1)                                                 66,750               20,526      .98
Centennial Cellular Corp. 10.75% 2008                             26,250               25,594      .91
TeleCorp PCS Inc.:
0%/11.625% 2009(1)                                                 4,500                3,037
10.625% 2010(4)                                                   13,000               13,130      .57
PTC International Finance BV                                      19,100               13,418      .48
0%/10.75% 2007(1)
Comunicacion Celular SA                                           16,000               12,520      .44
0%/14.125% 2005(1)
Dobson/Sygnet Communications Co.                                   5,500                5,527      .20
12.25% 2008
Cellco Finance NV:
12.75% 2005                                                        3,250                3,226
15.00% 2005                                                        1,590                1,642      .17
Teletrac, Inc.:(2),(4),(5)
9.00% 2004                                                         1,626                1,301
12.00% 2004                                                           98                   78      .05
Nuevo Grupo Iusacell, SA de CV                                       380                  404      .01
14.25% 2006
                                                                                      613,721    21.80
Media  -  13.71%
Charter Communications Holdings, LLC:
8.25% 2007                                                         6,000                5,430
10.00% 2009                                                        6,000                5,880
0%/11.75% 2010(1)                                                  7,500                4,350
0%/9.92% 2011(1)                                                  61,000               35,380
Avalon Cable Holdings LLC                                          8,625                5,800     2.02
0%/11.875% 2008(1)
Fox/Liberty Networks, LLC,
FLN Finance, Inc.:
8.875% 2007                                                       17,000               17,255
0%/9.75% 2007(1)                                                  34,000               28,560     1.63
American Media Operations, Inc.                                   25,680               25,423      .90
10.25% 2009
Adelphia Communications Corp.:
9.25% 2002                                                         6,000                5,955
10.50% 2004                                                        8,500                8,489
Series B, 13.00% 2009(3)                                          20,000 shares         1,980
Century Communications Corp. 0% 2003                    $          4,565                3,481      .71
Radio One, Inc.:
12.00% 2004                                                        4,750                4,999
6.50% TIDES convertible                                           24,350 shares        14,549      .69
preferred 2005(3),(4)
Chancellor Media Corp. of Los Angeles:
Series B, 8.75% 2007                                    $          6,450                6,643
8.00% 2008                                                         8,500                8,638
Capstar Broadcasting Partners, Inc.                                2,514                2,891      .65
12.00% 2009(2)
Cumulus Media Inc.:
10.375% 2008                                                       8,250                7,012
13.75% preferred 2009(2)                                          12,159 shares         9,241      .58
Telemundo Holdings, Inc., Series B,                     $         22,950               16,065      .57
0%/11.50% 2008(1)
TransWestern Publishing Co. LLC                                   16,050               15,970      .57
9.625% 2007
Young Broadcasting Inc.:
10.125% 2005                                                       9,115                9,206
9.00% 2006                                                         4,250                4,101
Series B, 8.75% 2007                                               2,000                1,897      .54
Sun Media Corp. 9.50% 2007                                        15,025               15,006      .53

ACME Intermediate Holdings, LLC,                                  12,689                8,755
Series B, 0%/12.00% 2005(1)
ACME Television, LLC, Series B,                                    5,750                5,470      .50
0%/10.875% 2004(1)
Gray Communications Systems, Inc.                                 13,870               13,905      .49
10.625% 2006
Lenfest Communications, Inc.:
8.375% 2005                                                        5,000                5,238
7.625% 2008                                                        6,750                6,706      .42
Antenna TV SA 9.00% 2007                                          12,450               11,392      .40
Citadel Broadcasting Co.:
10.25% 2007                                                        3,000                3,120
Series B, 13.25% exchangeable                                     53,061 shares         5,837      .32
preferred, redeemable 2009(2)
Globo Comunicacoes E Participacoes SA:
10.50% 2006                                             $          6,230                5,576
10.625% 2008                                                       3,830                3,342      .32
Big City Radio, Inc. 0%/11.25% 2005(1)                            14,750                8,112      .29
Fox Family Worldwide, Inc.:
9.25% 2007                                                         4,000                3,830
0%/10.25% 2007(1)                                                  4,000                2,910      .24
Polestar Corp. PLC 10.50% 2008                      pound          5,750                6,365      .23
Cablevision Industries Corp.                            $          6,000                6,150      .22
 9.875% 2013
STC Broadcasting, Inc. 11.00% 2007                                 4,000                3,940      .14
RBS Participacoes SA 11.00% 2007                                   4,500                3,814      .14
TeleWest PLC 9.625% 2006                                           4,000                3,720      .13
Muzak Holdings LLC 0%/13.00% 2010(1)                               6,500                3,672      .13
Multicanal Participacoes SA,                                       2,900                2,994      .11
Series B, 12.625% 2004
Carmike Cinemas, Inc., Series B,                                   8,450                2,366      .08
9.375% 2009(6)
TVN Entertainment Corp., Series B,                                11,750                2,350      .08
14.00% 2008
V2 Music Holdings PLC 6.50% 2012(5)                                7,873                2,126      .08
                                                                                      385,891    13.71
Hotels, Restaurants & Leisure - 8.88%
Boyd Gaming Corp.:
9.25% 2003                                                        25,000               24,719
9.50% 2007                                                        10,860               10,249     1.24
Premier Parks Inc.:
9.25% 2006                                                         5,375                5,005
9.75% 2007                                                        17,625               16,792

0%/10.00% 2008(1)                                                 10,500                7,114
Six Flags Entertainment Corp.                                      2,250                2,182     1.10
8.875% 2006
Horseshoe Gaming Holding Corp.,
Series B:
9.375% 2007                                                        1,690                1,677
8.625% 2009                                                       26,000               25,480      .97
William Hill Finance PLC 10.625% 2008               pound         15,950               24,006      .85
Jupiters Ltd. 8.50% 2006                                $         19,180               18,461      .66
MGM Mirage, Inc. 8.50% 2010                                        9,000                8,993
Mirage Resorts, Inc.:
6.625% 2005                                                        1,950                1,849
6.75% 2007                                                         5,000                4,560
6.75% 2008                                                         2,250                2,040      .62
International Game Technology:
7.875% 2004                                                       11,750               11,427
8.375% 2009                                                        6,000                5,880      .62
KSL Recreation Group, Inc. 10.25% 2007                            17,005               16,665      .59
Harrah's Operating Co., Inc.                                      13,725               13,176      .47
7.875% 2005
Florida Panthers Holdings, Inc.                                   11,000               10,615      .38
9.875% 2009
Station Casinos, Inc. 9.875% 2010(4)                               9,500                9,571      .34
Hard Rock Hotel, Inc., Series B,                                   7,219                6,741      .24
9.25% 2005
Sun International Hotels Ltd., Sun
International North America, Inc.:
8.625% 2007                                                        2,750                2,544
9.00% 2007                                                         4,250                4,016      .23
Hollywood Casino Corp. 11.25% 2007                                 4,940                5,150      .18
AMF Bowling Worldwide, Inc.:
10.875% 2006(6)                                                    4,250                  967
0%/12.25% 2006(1),(6)                                             12,043                2,288
0% convertible debentures 2018(4),(6)                             10,508                  105      .12
CKE Restaurants, Inc. 9.125% 2009                                  4,620                2,841      .10
Eldorado Resorts LLC 10.50% 2006                                   2,500                2,494      .09
Royal Caribbean Cruises Ltd.:
7.00% 2007                                                         1,400                1,233
6.75% 2008                                                         1,300                1,121      .08
                                                                                      249,961     8.88
Diversified Telecommunication
Services  -  8.54%
Comcast UK Cable Partners Ltd.                                    28,000               26,460
0%/11.20% 2007(1)
NTL Inc.:
12.75% 2005                                                        1,000                1,022
0%/9.75% 2008(1)                                                  10,000                6,200
0%/10.75% 2008(1)                                   pound         14,750               13,075
NTL Communications Corp.                                $          8,000                7,830
11.875% 2010(4)
Diamond Holdings PLC 9.125% 2008                                   5,000                4,550     2.10
COLT Telecom Group PLC:
0%/12.00% 2006(1)                                                 26,250               23,887
8.875% 2007                                            DM         19,000                8,235
7.625% 2008                                                        9,250                3,758     1.28
Allegiance Telecom, Inc.:
0%/11.75% 2008(1)                                       $         28,000               18,760
12.875% 2008                                                       6,925                6,856      .91
VersaTel Telecom International NV:
4.00% convertible 2005                               euro         14,825               10,571
11.875% 2009                                                       5,000                3,863
11.25% 2010(7)                                                     6,750                5,126      .70
NEXTLINK Communications, Inc.:
9.625% 2007                                             $          4,000                3,560
0%/12.125% 2009(1)                                                11,975                6,407
0%/12.25% 2009(1)                                                 11,750                6,639
14.00% preferred 2009(2),(3)                                      29,748 shares         1,354      .64
CFW Communications Co., units,                          $         19,000               17,195      .61
13.00% 2010(4)
Viatel, Inc.:
11.15% 2008                                            DM          2,500                  553
11.25% 2008                                             $          8,075                4,118
0%/12.40% 2008(1)                                      DM         21,500                2,669
0%/12.50% 2008(1)                                       $         31,875                7,969
11.50% 2009                                                          875                  437      .56
KMC Telecom Holdings, Inc.                                        22,500                7,875      .28
0%/12.50% 2008(1)
Maxcom Telecomunicaciones, SA de CV                               12,100                6,897      .24
13.75% 2007
IXC Communications, Inc., 12.50%                                   5,820 shares         5,936      .21
exchangeable preferred,
redeemable 2009(3)
Mpower Holding Corp. 13.00% 2010                        $          9,000                5,580      .20
Level 3 Communications, Inc.                         euro          6,250                5,077      .18
11.25% 2010
Dobson Communications Corp.                             $          5,000                4,850      .17
10.875% 2010
Hyperion Telecommunications, Inc.,                                 5,000                4,062      .14
Series B, 0%/13.00% 2003(1)
Global TeleSystems Group, Inc.                                     6,000                3,000      .11
9.875% 2005
Piltel International Holding Corp.                                 5,875                2,056      .07
1.75% convertible 2006
Teligent, Inc. 11.50% 2007                                         4,000                1,800      .06
IMPSAT Corp. 12.375% 2008                                          2,000                1,565      .06
Netia Holdings BV 0%/11.25% 2007(1)                                1,000                  660      .02
                                                                                      240,452     8.54
Containers & Packaging  -  4.35%
Container Corp. of America:
10.75% 2002                                                        7,250                7,350
9.75% 2003                                                        32,250               32,331
Series A, 11.25% 2004                                              5,500                5,562     1.61
Graham Packaging Co.:
8.75% 2008                                                        21,000               17,850
0%/10.75% 2009(1)                                                 18,500                9,712      .98
Printpack, Inc.:
Series B, 9.875% 2004                                              5,750                5,707
10.625% 2006                                                      18,930               18,267      .85
Tekni-Plex, Inc. 12.75% 2010(4)                                   13,625               13,284      .47
Anchor Glass Container Corp.                                      10,000                7,500      .27
11.25% 2005
Packaging Corp. of America, Series B,                              4,750                4,797      .17
9.625% 2009
                                                                                      122,360     4.35
Oil & Gas  -  3.85%
Premcor USA Inc. (formerly Clark
USA, Inc.):
10.875% 2005                                                      14,500                9,425
11.50% senior exchangeable                                        21,210 shares         4,878
preferred 2009(2),(3),(5)
Premcor Refining Group Inc. (formerly
Clark Refining & Marketing, Inc.):
8.375% 2007                                             $          6,250                5,250
8.875% 2007                                                        4,500                3,195
8.625% 2008                                                        6,920                5,813
Premcor Refining Group, Inc. 9.50%                                15,625               14,160     1.52
2004 (formerly Clark Oil & Refining
 Corp.)
Cross Timbers Oil Co.:
Series B, 9.25% 2007                                              10,775               10,990
8.75% 2009                                                        15,620               15,308      .94
Pogo Producing Co.:
8.75% 2007                                                        16,500               16,087
10.375% 2009                                                       6,500                6,809      .81
Petrozuata Finance, Inc., Series B,                               11,600                9,599      .34
8.22% 2017
HS Resources, Inc. 9.25% 2006                                      5,100                5,138      .18
Newfield Exploration Co., Series B,                                1,750                1,623      .06
 7.45% 2007
                                                                                      108,275     3.85
Commercial Services & Supplies - 3.58%
Allied Waste North America, Inc.:
7.625% 2006                                                          500                  449
Series B, 10.00% 2009                                             46,200               40,078     1.44
USA Waste Services, Inc.:
4.00% 2002                                                        12,000               11,280
6.50% 2002                                                         2,000                1,933
WMX Technologies, Inc.:
6.375% 2003                                                        7,500                7,104
7.10% 2026                                                         3,500                3,386
Waste Management, Inc.:
7.70% 2002                                                         5,700                5,644
6.875% 2009                                                        1,500                1,361     1.09
KinderCare Learning Centers, Inc.,                                12,500               11,594      .41
Series B, 9.50% 2009
Iron Mountain Inc.:
10.125% 2006                                                       3,000                3,052
8.75% 2009                                                         5,370                5,209      .30
Stericycle, Inc., Series B,                                        5,250                5,565      .20
12.375% 2009
Protection One Alarm Monitoring, Inc.                              5,166                4,029      .14
13.625% 2005(7)
Safety-Kleen Services, Inc.                                        7,000                   70      .00
9.25% 2008(5),(6)
                                                                                      100,754     3.58
Banks  -  2.70%
Fuji JGB Investment LLC, Series A,                                25,500               24,977      .89
9.87% noncumulative preferred
 (undated)(7)
Sakura Capital Funding                                            14,000               13,720      .49
7.63% (undated)(7)
Komercni Finance BV                                                9,950                9,627      .34
9.00%/10.75% 2008(2),(7)
HSBC Capital Funding LP, Series 1,                                 6,000                6,354      .23
9.547% noncumulative preferred
(undated)(7)
Superior Financial Corp. 8.65% 2003(4)                             6,000                5,460      .19
TB Finance (Cayman) Ltd. 2.75%                        yen    650,000,000 shares         4,801      .17
convertible preferred 2004(3)
BNP U.S. Funding LLC, Series A, 7.738%                  $          4,750                4,480      .16
 noncumulative preferred (undated)(7)
BankUnited Capital Trust, BankUnited                               4,500                3,352      .12
Financial Corp., 10.25% 2026
IBJ Preferred Capital Co. LLC,                                     3,500                3,219      .11
Series A, 8.79% noncumulative
 preferred(7)
                                                                                       75,990     2.70
Semiconductor Equipment &
 Products  -  2.48%
Micron Technology, Inc. 6.50% 2005(4)                             34,000               28,900     1.03
Fairchild Semiconductor Corp.:
10.125% 2007                                                       5,250                5,250
10.375% 2007                                                       8,737                8,824      .50
Advanced Micro Devices, Inc. 6.00%                                 8,000               10,602      .38
convertible subordinated notes 2005
Adaptec, Inc. 4.75% convertible                                   10,000                8,366      .30
subordinated notes 2004
SCG Holding Corp. 12.00% 2009                                      5,486                5,801      .20
Hyundai Semiconductor America,                                     2,500                2,131      .07
Inc. 8.625% 2007
                                                                                       69,874     2.48
Diversified Financials  -  2.47%
Golden State Holdings, Inc. 7.00% 2003                             4,500                4,285
GS Escrow Corp. 7.125% 2005                                       17,000               15,696      .71
Advanta Corp.:
Series B, 7.00% 2001                                               5,635                5,377
Series D, 6.814% 2002                                             10,000                8,924
Series D, 6.98% 2002                                               2,000                1,792      .57
First Pacific Co. Ltd. 2.00%                                      12,000               13,754      .49
convertible 2002
Providian Financial Corp.                                         15,000               11,166      .40
9.525% 2027(4)
Swire Pacific Offshore Financing Ltd.                            351,648 shares         8,000      .28
9.33% cumulative guaranteed perpetual
 capital securities
CEI Citicorp Holdings SA 11.25% 2007                  ARP            500                  482      .02
                                                                                       69,476     2.47
Multiline Retail  -  2.40%
J.C. Penney Co., Inc.:
7.375% 2004                                             $         10,700                9,486
7.05% 2005                                                         5,000                4,224
7.60% 2007                                                         2,000                1,617
7.375% 2008                                                        8,390                6,462
6.875% 2015                                                        3,250                2,093
9.75% 2021                                                         2,000                1,662
7.125% 2023                                                          650                  394
7.625% 2097                                                        7,875                4,681     1.09
Kmart Financing Trust 7.75% 2016                                 136,025 shares         4,234
DR Securitized Lease Trust,                             $          9,855                7,221
pass-through certificates, Series 1994
K-2, 9.35% 2019(8)
Kmart Corp. 9.78% 2020                                            10,500                8,569      .71
J. Crew Operating Corp. 10.375% 2007                               8,000                7,190      .25
Levi Strauss & Co.:
6.80% 2003                                                         4,025                3,381
7.00% 2006                                                         4,000                3,120      .23
Dillard's, Inc.:
6.43% 2004                                                         1,600                1,297
6.30% 2008                                                         2,900                2,071      .12
                                                                                       67,702     2.40
Paper & Forest Products  -  1.80%
Kappa Beheer BV:
10.625% 2009                                         euro         17,750               16,222
0%/12.50% 2009(1)                                                 26,250               15,762     1.14
Indah Kiat Finance Mauritius Ltd.:
11.875% 2002                                            $          7,900                6,103
10.00% 2007                                                        5,200                2,509      .31
Advance Agro Capital BV 13.00% 2007                                7,125                5,130      .18
Pindo Deli Finance Mauritius Ltd.:
10.25% 2002                                                        5,000                3,312
10.75% 2007                                                        2,925                1,441      .17
APP International Finance Co. BV                                     275                  133      .00
11.75% 2005
                                                                                       50,612     1.80
Electrical Equipment  -  1.65%
Zilog, Inc. 9.50% 2005                                            30,300               25,755      .92
SpectraSite Holdings, Inc.,
Series B:(1)
0%/12.00% 2008                                                     8,500                5,568
0%/11.25% 2009                                                    24,375               13,284
0%/12.875% 2010                                                    3,500                1,785      .73
                                                                                       46,392     1.65
Health Care Providers &
Services - 1.53%
Paracelsus Healthcare Corp.                                       35,825               14,330      .51
10.00% 2006(6)
Omnicare, Inc. 5.00% convertible                                  17,500               13,147      .47
 debentures 2007
Columbia/HCA Healthcare Corp.                                     12,250               11,515      .41
6.91% 2005
Concentra Operating Corp. 13.00% 2009                              3,000                2,655      .09
Integrated Health Services,
Inc.:(5),(6)
5.75% convertible debentures 2001                                 11,000                    1
10.25% 2006(7)                                                    11,250                  113
Series A, 9.50% 2007                                              37,500                  375
Series A, 9.25% 2008                                              46,250                  463      .03
Sun Healthcare Group, Inc.:(6)
Series B, 9.50% 2007(5)                                           24,875                  249
9.375% 2008(4),(5)                                                19,110                  191      .02
Mariner Health Group, Inc.                                        13,625                  136      .00
9.50% 2006(5),(6)
                                                                                       43,175     1.53
Beverages  -  1.21%
Canandaigua Wine Co., Inc.:
Series C, 8.75% 2003                                               9,750                9,701
8.75% 2003                                                         8,150                8,099      .63
Delta Beverage Group, Inc. 9.75% 2003                             15,735               16,128      .58
                                                                                       33,928     1.21
Electric Utilities  -  0.93%
AES Drax Holdings Ltd. 10.41% 2020                                17,855               18,722      .66
TNP Enterprises, Inc. 10.25% 2010(4)                               7,250                7,540      .27
                                                                                       26,262      .93
Couriers  -  0.70%
Eletson Holdings Inc. 9.25% 2003                                  18,485               17,746      .63
Gearbulk Holding Ltd. 11.25% 2004                                  2,000                2,013      .07
                                                                                       19,759      .70
Internet Software & Services  -  0.70%
GT Group Telecom Inc. 0%/13.25% 2010(1)                           29,250               14,625      .52
Exodus Communications Inc.                                         5,000                5,038      .18
 11.625% 2010(4)
                                                                                       19,663      .70
Household Durables  -  0.69%
Boyds Collection, Ltd., Series B,                                  8,803                8,407      .30
9.00% 2008
Salton/Maxim Housewares, Inc.                                      8,425                8,299      .29
10.75% 2005
Home Products International,                                       3,250                1,983      .07
Inc. 9.625% 2008
WestPoint Stevens Inc. 7.875% 2005                                 1,000                  865      .03
                                                                                       19,554      .69
Aerospace & Defense  -  0.58%
EarthWatch Inc.:(5)
0%/12.50% 2005(1),(4)                                              8,640                6,321
Series B, 7.00% convertible                                      777,665 shares         2,500
preferred 2009(2),(3)
Series C, 8.50% convertible                                      373,613                  590      .33
preferred 2009(2),(3),(4)
Loral Orion Network Systems,                            $         11,725                6,918      .25
Inc. 11.25% 2007
                                                                                       16,329      .58
Other -  3.89%
Chevy Chase Preferred Capital                                    214,000 shares        11,503
Corp. 10.375%
Chevy Chase Bank, FSB 9.25% 2008                        $          2,000                1,845      .47
Ingram Micro Inc. 0% convertible                                  26,500               10,070      .36
debentures 2018
Gramercy Place Insurance Ltd.,                                     7,834                7,780      .28
 Series 1998-A, Class C-2,
8.95% 2002(4),(8)
Fage Dairy Industry SA 9.00% 2007                                  9,250                7,030      .25
Flextronics International Ltd.                                     6,500                6,338      .23
 8.75% 2007
Friendly Ice Cream Corp. 10.50% 2007                               7,875                6,300      .22
SBA Communications Corp.                                           8,250                6,229      .22
0%/12.00% 2008(1)
McDermott Inc. 9.375% 2002                                         6,775                6,098      .22
Doe Run Resources Corp., Series B,                                 9,250                4,764      .17
 11.25% 2005
Chase Commercial Mortgage Securities                               5,000                4,438      .16
Corp., Series 1998-2, Class E,
6.39% 2030(8)
American Standard Inc. 8.25% 2009(4)                               4,500                4,410      .16
Sunglass Hut International, Inc.                                   5,500                4,235      .15
5.25% convertible debentures 2003
Kaiser Aluminum & Chemical Corp.                                   4,500                4,005      .14
12.75% 2003
Federal-Mogul Corp.:
7.50% 2004                                                         3,500                1,470
7.375% 2006                                                        2,500                  975
7.50% 2009                                                         2,500                  950      .12
USAir, Inc., pass-through trust,                                   3,150                2,898      .10
Series 1993-A3, 10.375% 2013(8)
Freeport-McMoRan Copper & Gold Inc.:
7.50% 2006                                                           100                   59
7.20% 2026                                                         3,825                2,390      .09
GMAC Commercial Mortgage Securities,                               2,500                2,303      .08
 Inc., Series 1997-C2, Class E,
7.624% 2011(8)
Actuant Corp. 13.00% 2009(4)                                       2,000                2,005      .07
Fred Meyer, Inc.:
7.375% 2005                                                        1,000                  986
7.45% 2008                                                         1,000                  967      .07
Tenneco Automotive Inc. 11.625% 2009                               3,000                1,920      .07
Overseas Shipholding Group, Inc.:
8.00% 2003                                                         1,750                1,705
8.75% 2013                                                           125                  120      .06
New World Pasta Co. 9.25% 2009                                     2,750                1,650      .06
International Shipholding Corp.,                                   1,100                  971      .03
Series B, 7.75% 2007
Copamex Industrias, SA de CV,                                        995                  968      .03
Series B, 11.375% 2004
Key Plastics Holdings, Inc.                                        9,650                  869      .03
10.25% 2007(6)
DGS International Finance Co. BV                                   4,050                  618      .02
 10.00% 2007
Reliance Industries Ltd. 10.50% 2046                                 500                  453      .02
BREED Technologies, Inc.                                          24,500                  245      .01
9.25% 2008(5),(6)
                                                                                      109,567     3.89
U.S. Treasury Notes and Bonds - 1.19%
7.50% November 2001                                               20,000               20,256
6.25% February 2003                                                6,765                6,803
7.50% February 2005                                                6,000                6,361     1.19
                                                                                       33,420     1.19
Non U.S. Government Obligations - 1.88%
United Mexican States Government:
0% 2003(5)                                                           768                    -        -
Eurobonds:
Global 11.375% 2016                                                7,695                8,965
Series A, units, 7.313% 2019(7)                                      500                  518
Global 11.50% 2026                                                 2,625                3,193      .45
Panama (Republic of):
Interest Reduction Bond 4.50% 2014(7)                             12,400                9,920

Past Due Interest Eurobond                                           555                  443
7.75% 2016(7)
10.75% 2020                                                          415                  408
8.875% 2027                                                        2,000                1,675      .44
Capitalization Interest ADD TO FGP119
Brazil (Federal Republic of):
7.438% 2009(7)                                                     1,625                1,427
14.50% 2009                                                        2,750                3,032
Bearer 8.00% 2014(2)                                               7,034                5,398      .35
Capitalization Interest ADD TO 35B06
Russian Federation 12.75% 2028                                     6,250                5,456      .19
Turkey (Republic of) 12.375% 2009                                  3,675                3,780      .13
Argentina (Republic of):
Series E, 0% 2003                                                  1,500                1,103
11.75% 2009                                                          270                  255
11.375% 2017                                                       2,000                1,797      .11
Venezuela (Republic of):
Front Loaded Interest Reduction Bond,                                667                  565
 Series A, 7.625% 2007(7)
Eurobond 7.875% 2007(7)                                            1,429                1,228
9.25% 2027                                                           510                  347      .08
South Africa (Republic of) 13.00% 2010                ZAR         13,600                1,829      .07
Bulgaria (Republic of), Front Loaded                    $          1,770                1,289      .05
Interest Reduction Bond 3.00% 2012(7)
Philippines (Republic of) 9.875% 2019                                500                  411      .01
                                                                                       53,039     1.88

                                                              Number of
                                                                 Shares
Common Stocks & Warrants  -  2.22%
Price Communications Corp.(3)                                    960,382               18,787      .67
Nortel Inversora SA, preferred,                                  822,224                8,814      .31
Class A (ADR) (Argentina)(5)
VoiceStream Wireless Corp.(3)                                     49,393                5,733      .20
Felcor Lodging Trust Inc.                                        225,000                5,203      .19
Boyds Collection, Ltd.(3)                                        700,000                5,163      .18
Infinity Broadcasting Corp.(3)                                   106,800                3,524      .13
Global TeleSystems, Inc.(3)                                      750,000                3,422      .12
Clear Channel Communications, Inc.(3)                             51,012                2,882      .10
Leap Wireless International, Inc.,                                66,750                1,942      .07
warrants, expire 2010(3),(5)
ACME Communications, Inc.(3)                                     213,145                1,918      .07
GT Group Telecom Inc., warrants,                                  29,250                1,610      .06
 expire 2010 (Canada) (3),(5)
WorldCom, Inc. (formerly MCI                                      31,500                  957      .03
WorldCom, Inc.)(3)
Cumulus Media Inc., Class A(3)                                   100,000                  613      .02
Viatel, Inc.(3)                                                   58,503                  600      .02
Radio One, Inc.(3)                                                44,000                  311
Radio One, Inc., Class A(3)                                       22,000                  183      .02
Allegiance Telecom, Inc., warrants,                                5,000                  290      .01
expire 2008(3),(4),(5)
NTL Inc., warrants, expire                                         6,412                  279      .01
2008(3),(4),(5)
Teletrac, Inc.(3),(4),(5)                                      1,045,551                  157
Teletrac Holdings, Inc., warrants,                               384,986                   38      .01
expire 2004(3),(5)
KMC Telecom Holdings Inc., warrants,                              22,500                   23      .00
expire 2008(3),(4)
McCaw International, Ltd., warrants,                               8,500                   21      .00
expire 2007(3),(4),(5)
Comunicacion Celular SA, Class B,                                 15,000                    2      .00
warrants, expire 2003 (Colombia)(3),(5)
Globalstar Telecommunications Ltd.,                                2,000                    2      .00
warrants, expire 2004(3),(5)
Protection One Alarm Monitoring,                                  30,400                    2      .00
Inc., warrants, expire 2005(3),(4),(5)
Maxcom Telecomunicaciones, SA de CV,                              12,100                    -        -
 warrants, expire 2007 (Mexico)(3),(5)
Tultex Corp.:(3),(5)
Warrants, expire 2007                                             81,220                    -        -
Warrants, expire 2007                                             40,610                    -        -
TVN Entertainment Corp., warrants,                                11,750                    -        -
 expire 2008(3),(4),(5)
V2 Music Holdings PLC (United
Kingdom):(3),(5)
Warrants, expire 2000                                              2,250                    -        -
Warrants, expire 2008                                             10,905                    -        -
                                                                                       62,476     2.22
                                                              Principal
                                                                 Amount
                                                                   (000)
Miscellaneous
Investment securities in initial                                                       11,183      .40
period of acquisition

Total Bonds, Notes & Equity Securities                                              2,649,815    94.13
 (cost: $3,007,056,000)

Short-Term Securities

Corporate Short-Term Notes  -  3.15%
Park Avenue Receivables Corp.:
6.51% due 10/6/2000                                             $10,000                 9,989
6.51% due 10/20/2000                                              11,000               10,960      .75
CIT Group Inc. 6.70% due 10/2/00                                  15,600               15,591      .55
Merck & Co. Inc. 6.47% due 10/16/00                               15,000               14,957      .53
USAA Capital Corp. 6.47% due 10/30/00                             11,600               11,537      .41
Preferred Receivables Funding Corp.                               10,000                9,955      .35
 6.50% due 10/25/00
Gannett Co. 6.48% due 11/10/00                                     7,600                7,544      .27
Corporate Asset Funding Co. Inc.                                   5,000                4,989      .18
 6.50% due 10/12/00
Associates Corp. of North America                                  3,200                3,198      .11
 6.69% due 10/2/00
                                                                                       88,720     3.15
Federal Agency Short-Term
Obligations  -  1.06%
Federal Home Loan Banks 6.43%                                     15,000               14,971      .53
due 10/11/00
Freddie Mac 6.42%-6.425% due 10/31/00                             15,000               14,917      .53
                                                                                       29,888     1.06

Total Short-Term Securities                                                           118,608     4.21
 (cost: $118,608,000)

Total Investment Securities                                                         2,768,423    98.34
 (cost:$3,125,664,000)
Excess of cash and receivables                                                         46,704     1.66
over payables
Net Assets                                                                         $2,815,127  100.00%

1 Step bond; coupon rate will increase
 at a later date.

2 Payment in kind. The issuer has
 the option of paying additional
securities in lieu of cash.

3 Non-income-producing security.

4 Purchased in a private placement
transaction; resale may be limited to
qualified institutional buyers; resale
to the public may require registration.

5 Valued under procedures established
 by the Board of Trustees.

6 Company not making interest payments,
 bankruptcy proceedings pending.

7 Coupon rate may change periodically.

8 Pass-through security backed by a
 pool of mortgages or other loans on
 which principal payments are
 periodically made. Therefore, the
effective maturity
is shorter than the stated maturity.

See Notes to Financial Statements


AMERICAN HIGH INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2000                                                  (dollars in       thousands)
Assets:
Investment securities at market
 (cost: $3,125,664)                                                                      $2,768,423
Cash                                                                                          3,069
Receivables for--
 Sales of investments                                                      $11,582
 Sales of fund's shares                                                      5,785
 Forward currency contracts - net                                            1,768
 Dividends and accrued interest                                             54,944
 Other                                                                           3           74,082
                                                                                          2,845,574
Liabilities:
Payables for--
 Purchases of investments                                                   14,655
 Repurchases of fund's shares                                                4,838
 Forward currency contracts - net                                                0
 Forward currency contracts - net                                              529
 Dividends on fund's shares                                                  8,596
 Management services                                                         1,079
 Chase Manhattan Bank                                                            0
 Other expenses                                                                750           30,447
Net Assets at September 30, 2000--
Unlimited shares authorized                                                              $2,815,127
 Class A shares:
 Net Assets                                                                              $2,788,551
 Shares outstanding                                                                     215,730,435
 Net asset value per share                                                                   $12.93
Class B shares:
 Net Assets                                                                               $  26,576
 Shares outstanding                                                                       2,056,029
 Net asset value per share                                                                   $12.93

See Notes to Financial Statements

STATEMENT OF OPERATIONS
for the year ended September 30, 2000                                  (dollars in       thousands)
Investment Income:
Income:
 Interest                                                                 $267,020
 Dividends                                                                   4,355         $271,375

Expenses:
 Management services fee                                                    12,688
 Distribution expenses - Class A                                             6,916
 Distribution expenses - Class B                                                68
 Transfer agent fee - Class A                                                2,240
 Transfer agent fee - Class B                                                    5
 Reports to shareholders                                                       172
 Registration statement and prospectus                                         305
 Postage, stationery and supplies                                              429
 Trustees' fees                                                                 31
 Auditing and legal fees                                                        70
 Custodian fee                                                                  86
 Taxes other than federal income tax                                            62
 Other expenses                                                                 27           23,099
 Net investment income                                                                      248,276
Realized Gain and Unrealized
 Depreciation on Investments:
Net realized gain                                                                            34,882
Net change in unrealized (depreciation)
 appreciation on:
 Investments                                                              (142,942)
 Open forward currency contracts                                             2,908
  Net unrealized depreciation                                                              (140,034)
 Net realized loss and
  unrealized depreciation
  on investments                                                                           (105,152)
Net Increase/(Decrease) in Net Assets Resulting
 from Operations                                                                           $143,124

See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS                                     (dollars in       thousands)

                                                                             Year             ended
                                                                         September              30,
                                                                               2000             1999
Operations:
Net investment income                                                     $248,276         $246,356
Net realized gain (loss) on investments                                     34,882          (23,484)
Net unrealized depreciation
 on investments                                                           (140,034)         (27,296)
 Net increase in net assets
  resulting from operations                                                143,124          195,576
Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income:
  Class A                                                                 (269,111)        (244,894)
  Class B                                                                     (569)               -
Distributions from net realized gains on investments
  Class A                                                                        -           (8,119)
Total Dividends and Distributions                                         (269,680)        (253,013)

Capital Share Transactions:
 Proceeds from shares sold                                                 736,403        1,060,634
 Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized gain on investments                        187,256          178,581
 Cost of shares repurchased                                               (759,365)        (764,282)
 Net increase in net assets resulting from                                 164,294          474,933
  capital share transactions
Total Increase in Net Assets                                                37,738          417,496

Net Assets:
Beginning of year                                                        2,777,389        2,359,893
End of year (including
 undistributed net investment (loss)
 income: $(3,111) and $18,569
 respectively)                                                          $2,815,127       $2,777,389

See Notes to Financial Statements


American High-Income Trust
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American High-Income Trust, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income and, secondarily, capital appreciation through a carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds. The fund offers Class A and Class B shares. Class A shares are sold with an initial sales charge of up to 3.75%. Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares have higher distribution expenses and transfer agent fees than Class A shares. Class B shares are automatically converted to Class A shares eight years after the date of purchase. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only their class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees. The ability of the issuers of the fixed-income securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - [Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Forward Currency Contracts - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to manage its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the statement of assets and liabilities.

ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily between Class A and Class B based on their relative net asset values. Distribution expenses, transfer agent fees and any other class-specific expenses are accrued daily and charged to the applicable share class.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

CURRENCY GAINS AND LOSSES - Net realized currency gains on dividends, interest, sales of non-U.S. bonds and notes, forward contracts, and other receivables and payables, on a book basis, were $7,558,000 for the year ended September 30, 2000.

3. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

As of September 30, 2000, net unrealized depreciation on investments, excluding forward currency contracts, for book and federal income tax purposes aggregated $357,241,000; $112,652,000 related to appreciated securities and $469,893,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended September 30, 2000. During the year ended September 30, 2000, the fund realized, on a tax basis, a net capital gain of $496,000 on securities transactions. During the year ended September 30, 2000, the fund utilized the remaining capital loss carryforward totaling $4,518,000 to offset, for tax purposes, capital gains realized during the year up to such amount. In addition, the fund has recognized, for tax purposes, capital losses totaling $8,643,000 which were realized during the period November 1, 1998 through September 30, 1999. Net gains related to non-U.S. currency transactions of $7,983,000 are treated as an adjustment to ordinary income for federal income tax purposes. The cost of portfolio securities, excluding forward currency contracts, for book and federal income tax purposes was $3,125,664,000 at September 30, 2000.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $12,688,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on the following rates and net asset levels:

                           Net Asset Level

Rate                       In Excess of               Up to

0.30%                      $0                         $60 million

0.21                       60 million                 1 billion

0.18                       1 billion                  3 billion

0.16                       3 billion


The agreement also provides for fees based on monthly gross investment income at the following rates:

                           Monthly Gross              Investment Income

Rate                       In Excess of               Up to

3.00%                      $0                         8,333,333

2.50                       8,333,333                  25,000,000

2.00                       25,000,000


DISTRIBUTION EXPENSES - American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, received $1,874,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares during the year ended September 30, 2000. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expense are approved in advance by the fund's Board of Trustees. The plans provide for aggregate annual expense limits of 0.30% of net assets for Class A shares, and 1.00% of net assets for Class B shares.

For Class A shares, approved categories of expense include dealer service fees of up to 0.30% of net assets. Also included are monthly reimbursements to AFD for commissions paid during the prior 15-month period to dealers and wholesalers in respect of certain shares sold without a sales charge. These reimbursements are permitted only to the extent that the fund's overall 0.30% annual expense limit is not exceeded. For the year ended September 30, 2000, aggregate distribution expenses were $6,916,000, or 0.25% of net assets attributable to Class A shares.

For Class B shares, approved categories of expense include fees of 0.75% per annum payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. Also included are service fees of 0.25% per annum. These fees are paid to AFD to compensate AFD for paying service fees to qualified dealers. For the year ended September 30, 2000, aggregate distribution expenses were $68,000, or 1.00% of net assets attributable to Class B shares.

 As of September 30, 2000, accrued and unpaid distribution expenses payable to AFD for Class A and Class B shares were $472,000 and $20,000, respectively.

TRANSFER AGENT FEE - A fee of $2,245,000 was incurred during the year ended September 30, 2000 pursuant to an agreement with American Funds Service Company
(AFS), the transfer agent for the fund.

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of September 30, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Trustees, were $77,000.

AFFILIATED TRUSTEES AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Trustees are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,340,704,000 and $1,238,916,000, respectively, during the year ended September 30, 2000.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. During the year ended September 30, 2000, the custodian fee of $86,000 includes $84,000 that was paid by these credits rather than in cash.

Net assets consisted of the following:

As of September 30, 2000, net assets consisted of the following:
                                                                                        (dollars in thousands)
Capital paid in on shares of beneficial interest                                                       $3,165,853
Undistributed net investment income                                                                        (3,111)
Accumulated net realized gain                                                                               8,479
Net unrealized depreciation                                                                              (356,094)
Net assets                                                                                             $2,815,127


Capital share transactions in the fund were as follows:

Capital share
transactions in the fund
were as follows:
                                    Year ended Septe    mber 30, 2000     Year ended Septe    mber 30, 1999
                                        Amount (000)           Shares         Amount (000)           Shares
Class A Shares:
  Sold                                $      709,127       52,802,532       $    1,060,634       75,509,296
  Reinvestment of                            186,881       13,990,142              178,581       12,742,880
  dividends and
  distributions
  Repurchased                               (758,788)     (56,441,175)            (764,282)     (54,497,988)
   Net (decrease)                            137,220       10,351,499              474,933       33,754,188
   increase in Class A
Class B Shares:*
  Sold                                        27,276        2,071,283                    -                -
  Reinvestment of                                375           28,676                    -                -
  dividends and
  distributions
  Repurchased                                   (577)         (43,930)                   -                -
   Net (decrease)                             27,074        2,056,029                    -                -
 increase in Class B
Total net increase                    $      164,294       12,407,528       $      474,933       33,754,188
 (decrease) in fund

* Class B shares were
not offered before
March 15, 2000.


At September 30, 2000, the fund had outstanding forward currency contracts to buy and sell non-U.S. currencies as follows:

                                            Contract  Amount                U.S. Valuations

Non-U.S.
Currency                                                                              Unrealized
Contracts                                   Non-U.S.          U.S.        Amount    Appreciation

Sales:

 Japanese yen
  expiring 09/13/01                  Yen 430,474,000    $4,362,000    $4,224,000        $138,000
 Euros
  expiring 10/20-
  12/13/00                           Euro 38,133,000    34,644,000    33,763,000         881,000
 British pounds
  expiring 10/10-
  12/20/00                          Pound 24,898,000    37,018,000    36,834,000         184,000
  1/31/2000                                     N0K0     2,358,365     2,250,528         107,837
 Euros
  expiring 11/02/1999 to
  1/31/2000                                         0            0             0               0

                                                        76,024,000    74,821,000       1,203,000

Purchases:

 British pounds
  expiring 10/26/00                    Pound 650,000       950,000       950,000               -

                                                                                      $1,203,000


PER-SHARE DATA AND RATIOS (1)
                                                                                   Net
                                             Net asset                   gains/(losses)
                                                value,         Net        on securities
                                             beginning   investment      (both realized
Year ended                                     of Year       income     and unrealized)
Class A:
2000                                             $13.52    1.18 (2)               $(.48)(2)
1999                                              13.75         1.28               (.17)
1998                                              15.69         1.30              (1.60)
1997                                              14.86         1.26                 .83
1996                                              14.30         1.29                 .59
Class B:
2000                                              13.57    0.52 (2)                (.53)(2)





                                                          Dividends
                                           Total from    (from net        Distributions
                                            investment   investment       (from capital
Year ended                                  operations      income)              gains)
Class A:
2000                                              $.70       $(1.29)                  -
1999                                              1.11        (1.29)              $(.05)
1998                                              (.30)       (1.30)               (.34)
1997                                              2.09        (1.24)               (.02)
1996                                              1.88        (1.32)                  -
Class B:
2000                                              (.01)        (.63)                  -


                                                         Net asset
                                                 Total   value, end              Total
Year ended                               distributions      of Year              return
Class A:
2000                                            $(1.29)       $12.96               5.29%
1999                                             (1.34)        13.52                8.11
1998                                             (1.64)        13.75              (2.40)
1997                                             (1.26)        15.69               14.66
1996                                             (1.32)        14.86               13.68
Class B:
2000                                              (.63)        12.93               (.10)

                                                          Ratio of            Ratio of
                                           Net assets,     expenses          net income
                                           end of Year   to average          to average
Year ended                               (in millions)   net assets          net assets
Class A:
2000                                            $2,788          .82%               8.87%
1999                                              2,777          .82                9.21
1998                                              2,360          .81                8.76
1997                                              2,108          .82                8.35
1996                                              1,547          .87                8.90
Class B:
2000                                                 27   1.52  (3)                 8.18(3)



                                             Portfolio
                                              turnover
Year ended                                        rate
Class A:
2000                                             46.43%         (4)
1999                                              29.79
1998                                              54.63
1997                                              53.55
1996                                              39.74
Class B:
2000                                              46.43         (4)

<table/>

(1) The periods 1996 through 2000 represent, for Class A shares, fiscal years ended September 30. The period ended 2000 represents, for Class B shares, the 199-day period ended September 30, 2000. Class B shares were not offered before March 15, 2000. Total return for Class B is based on activity during the period and thus is not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.
(2) Based on average shares outstanding.
(3) Annualized.
(4) Represents portfolio turnover rate (equivalent for all share classes) for the year ended September 30, 2000.




Independent Auditors' Report
To the Board of Trustees and Shareholders of American High-Income Trust:

 We have audited the accompanying statement of assets and liabilities of American High-Income Trust (the "fund"), including the investment portfolio, as of September 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares and the period March 15, 2000 through September 30, 2000 for Class B shares. These financial statements and per-share data and ratios are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of American High-Income Trust as of September 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares and the period March 15, 2000 through September 30, 2000 for Class B shares, in conformity with accounting principles genera11y accepted in the United States of America.

Deloitte & Touche LLP
Los Angeles, California
October 31, 2000



2000 TAX INFORMATION (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 0.9% of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation a portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 0.9% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.
However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FISCAL YEAR AND NOT THE CALENDAR
YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV WHICH WILL BE MAILED IN
JANUARY 2001 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR
2000 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.



                                    PART C
                               OTHER INFORMATION
                           AMERICAN HIGH-INCOME TRUST

ITEM 23. EXHIBITS

(a) Establishment and Designation of Additional Classes of Shares of Beneficial
Interest
 Without Par Value dated 12/19/00
(b) By-laws, as amended 3/21/2000
(c) Form of Share Certificate
(d) Previously filed (see Post-Effective Amendment No. 18 filed 3/10/00)
(e) Form of Amended and Restated Principal Underwriting Agreement
(f) None
(g) Previously filed (see Post-Effective Amendment No. 17 filed 11/26/99)
(h) Form of Administrative Services Agreement
(i) Legal Opinion for Class C and Class F Shares
(j) Consent of Independent Auditors
(k) None
(l) Previously filed (see Post-Effective Amendment No. 14 filed 11/26/97)
(m) Form of Plans of Distribution relating to Class C and Class F Shares
(n) Form of Amended and Restated Multiple Class Plan
(o) None
(p) Code of Ethics

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  None

ITEM 25. INDEMNIFICATION

  Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines
Insurance Company, Chubb Custom Insurance Company  and ICI Mutual Insurance
Company which insures its officers and trustees against certain liabilities.
However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

ITEM 25. INDEMNIFICATION (CONTINUED)

  Article VI of the Trust's By-Laws states:

 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

  The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

 (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

   (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

ITEM 25. INDEMNIFICATION (CONTINUED)

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in the circumstances because such person has met the applicable standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determination so made shall be conclusive.

 (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested trustees or independent legal counsel.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

 (h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange
Commission.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is

ITEM 25. INDEMNIFICATION (CONTINUED)

asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  None

ITEM 27. PRINCIPAL UNDERWRITERS

  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds
Income Series, The American Funds Tax-Exempt Series I, The American Funds
Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American
Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder,
Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund,
Inc., The Cash Management Trust of America, EuroPacific Growth Fund,
Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of
America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund,
New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc.,
The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of
America, U.S. Treasury Money Fund of America and Washington Mutual Investors
Fund, Inc.


(B)    (1)                                     (2)                             (3)

       NAME AND PRINCIPAL                      POSITIONS AND OFFICES           POSITIONS AND OFFICES

       BUSINESS ADDRESS                        WITH UNDERWRITER                WITH REGISTRANT



       David L. Abzug                          Vice President                  None

       27304 Park Vista Road

       Agoura Hills, CA 91301



       John A. Agar                            Vice President                  None

       1501 N. University, Suite 227A

       Little Rock, AR 72207



       Robert B. Aprison                       Vice President                  None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                      Vice President                  None



       Steven L. Barnes                        Senior Vice President           None

       5400 Mount Meeker Road

       Suite 1

       Boulder, CO  80301-3508



B      Carl R. Bauer                           Vice President                  None



       Michelle A. Bergeron                    Senior Vice President           None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                     Regional Vice President         None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                         Senior Vice President           None

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard                       Vice President                  None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell                           Senior Vice President           None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                       Senior Vice President           None

       2320 North Austin Avenue

       Georgetown, TX 78626



       Alan Brown                              Vice President                  None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                          Vice President                  None



       Brian C. Casey                          Vice President                  None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                       Senior Vice President           None

       609 W. Littleton Blvd., Suite 310

       Greenwood Village, CO  80120



       Christopher J. Cassin                   Senior Vice President           None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                        Vice President                  None

       1301 Stoney Creek Drive

       San Ramon, CA  94538



L      Larry P. Clemmensen                     Director                        None



L      Kevin G. Clifford                       Director, President and         None

                                               Co-Chief Executive Officer



       Ruth M. Collier                         Senior Vice President           None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                         Assistant Vice President        None



H      Carlo O. Cordasco                       Assistant Vice President        None



       Thomas E. Cournoyer                     Vice President                  None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell                    Senior Vice President           None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



L      Carl D. Cutting                         Vice President                  None

       William F. Daugherty                    Regional Vice President         None

       1216 Highlander Way

       Mechanicsburg, PA 17055



       Guy E. Decker                           Regional Vice President         None

       345 Trowbridge Lane

       Lawrenceville, GA 300436



       Daniel J. Delianedis                    Vice President                  None

       8689 Braxton Drive

       Eden Prairie, MN  55347



       James A. DePerno, Jr.                   Regional Vice President         None

       91 Church Street

       East Aurora, NY 14052



L      Bruce De Priester                       Vice President                  None



       Michael A. DiLella                      Vice President                  None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                         Senior Vice President           None

       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                           Senior Vice President           None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran                          Director, Executive Vice        None

       100 Merrick Road, Suite 216W            President

       Rockville Centre, NY 11570



L      Michael J. Downer                       Secretary                       Vice President



       Michael J. Dullaghan                    Regional Vice President         None

       1307 Sage Court

       Chesapeake, VA 23320



       Robert W. Durbin                        Vice President                  None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                        Senior Vice President           None



       Timothy L. Ellis                        Regional Vice President         None

       1441 Canton Mart Road, Suite 9

       Jackson, MS 39211



       John R. Fodor                           Senior Vice President           None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                         Regional Vice President         None

       845 Western Avenue

       Glen Ellyn, IL 60137

       Clyde E. Gardner                        Senior Vice President           None

       Route 2, Box 3162

       Osage Beach, MO  65065



B      Evelyn K. Glassford                     Vice President                  None



       Jeffrey J. Greiner                      Vice President                  None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                      Director                        Chairman and Trustee



B      Mariellen Hamann                        Assistant Vice President        None



       Derek S. Hansen                         Regional Vice President         None

       13033 Ridgedale Drive, PMB 147

       Minnetonka, MN 55305



       David E. Harper                         Senior Vice President           None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                         Assistant Vice President        None



       Ronald R. Hulsey                        Senior Vice President           None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish                         Vice President                  None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                     Director                        None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                        Vice President                  None



       John P. Keating                         Regional Vice President         None

       2285 Eagle Harbor Parkway

       Orange Park, FL 32073



       Dorothy Klock                           Vice President                  None

       555 Madison Avenue, 29th Floor

       New York, NY 10022

H      Dianne L. Koske                         Assistant Vice President



       Andrew R. LeBlanc                       Regional Vice President         None

       78 Eton Road

       Garden City, NY 11530



       Arthur J. Levine                        Senior Vice President           None

       12558 Highlands Place

       Fishers, IN  46038



B      Karl A. Lewis                           Assistant Vice President        None



       T. Blake Liberty                        Vice President                  None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                            Regional Vice President         None

       5570 Beechwood Terrace

       West Des Moines, IA 50266



L      Lorin E. Liesy                          Vice President                  None



       Louis K. Linquata                       Regional Vice President         None

       170 South Battin

       Wichita, KS 67218



LW     Robert W. Lovelace                      Director                        None



       Stephen A. Malbasa                      Senior Vice President           None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                        Senior Vice President           None

       5241 South Race Street

       Littleton, CO  80121



L      J. Clifton Massar                       Director, Senior Vice           None

                                               President



L      E. Lee McClennahan                      Senior Vice President           None



       James R. McCrary                        Regional Vice President         None

       963 1st Street, #1

       Hermosa Beach, CA 90254



S      John V. McLaughlin                      Senior Vice President           None

       Terry W. McNabb                         Vice President                  None

       2002 Barrett Station Road

       St. Louis, MO  63131



       William E. Noe                          Vice President                  None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                          Vice President                  None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                           Vice President                  None

       62 Park Drive

       Glenview, IL  60025



       Jeffrey A. Olson                        Regional Vice President         None

       930 S. Cowley Street, #305

       Spokane, WA 99202



       Gary A. Peace                           Regional Vice President         None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                         Regional Vice President         None

       4730 East Indian School Road

       Suite 120

       Phoenix, AZ 85018



       David K. Petzke                         Regional Vice President         None

       4016 Saint Lucia Street

       Boulder, CO 80301



       Fredric Phillips                        Senior Vice President           None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                     Assistant Vice President        None



       Carl S. Platou                          Vice President                  None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



L      John O. Post                            Senior Vice President           None



S      Richard P. Prior                        Vice President                  None



       Steven J. Reitman                       Senior Vice President           None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                        Vice President                  None

       P.O. Box 388

       Glenville, NC  28736



       George S. Ross                          Senior Vice President           None

       P.O. Box 376

       Southport, ME 04576



L      Julie D. Roth                           Vice President                  None



L      James F. Rothenberg                     Director                        None



       Douglas F. Rowe                         Vice President                  None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                    Vice President                  None

       10538 Cheviot Drive

       Los Angeles, CA  90064



       Dean B. Rydquist                        Senior Vice President           None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                       Senior Vice President           None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti                     Vice President                  None

       31465 St. Andrews

       Westlake, OH  44145



       Shannon D. Schofield                    Regional Vice President         None

       3078 Peachtree Drive, NE

       Atlanta, GA 30305



L      R. Michael Shanahan                     Director                        None



       Brad W. Short                           Regional Vice President         None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short                          Chairman of the Board and       None

       1000 RIDC Plaza, Suite 212              Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon                        Senior Vice President           None

       912 Castlehill Lane

       Devon, PA 19333



       Jerry L. Slater                         Regional Vice President         None

       4152 42nd Avenue, NE

       Seattle, WA 98105



       Rodney G. Smith                         Senior Vice President           None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



S      Sherrie L. Snyder-Senft                 Assistant Vice President        None



       Anthony L. Soave                        Regional Vice President         None

       8831 Morning Mist Drive

       Clarkston, MI 48348



L      Therese L. Souiller                     Assistant Vice President        None



       Nicholas D. Spadaccini                  Vice President                  None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                    Assistant Vice President        None



       Daniel S. Spradling                     Senior Vice President           None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



LW     Eric H. Stern                           Director                        None



B      Max D. Stites                           Vice President                  None



       Thomas A. Stout                         Vice President                  None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                       Vice President                  None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                    Senior Vice President           None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Drew W. Taylor                          Assistant Vice President        None



       Gary J. Thoma                           Regional Vice President         None

       604 Thelosen Drive

       Kimberly, WI 54136



L      James P. Toomey                         Vice President                  None



I      Christopher E. Trede                    Vice President                  None



       George F. Truesdail                     Senior Vice President           None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                    Vice President                  None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                          Regional Vice President         None

       39 Old Course Drive

       Newport Beach, CA 92660



       Thomas E. Warren                        Vice President                  None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb                           Senior Vice President,          None

                                               Treasurer and Controller



       Gregory J. Weimer                       Vice President                  None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                        Director                        None



       George J. Wenzel                        Regional Vice President         None

       251 Barden Road

       Bloomfield, MI 48304



H      J. D. Wiedmaier                         Assistant Vice President        None



SF     N. Dexter Williams                      Senior Vice President           None



       Timothy J. Wilson                       Vice President                  None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                       Vice President                  None



H      Marshall D. Wingo                       Director, Senior Vice           None

                                               President



L      Robert L. Winston                       Director, Senior Vice           None

                                               President



       William R. Yost                         Senior Vice President           None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Janet M. Young                          Regional Vice President         None

       1616 Vermont

       Houston, TX  77006



       Jonathan A. Young                       Regional Vice President         None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon                         Regional Vice President         None

       2887 Player Lane

       Tustin Ranch, CA  92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York 10081.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 n/a


                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 8th day of March, 2001.

   AMERICAN HIGH-INCOME TRUST
   By /s/ Paul G. Haaga, Jr.
      (Paul G. Haaga, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on March 8, 2001, by the following persons in the capacities indicated.

         SIGNATURE                                TITLE
(1)      Principal Executive Officer:
          /s/ David C. Barclay                    President and Trustee
            (David C. Barclay)
(2)      Principal Financial Officer and Principal Accounting
         Officer:
          /s/ Anthony W. Hynes, Jr.               Treasurer
            (Anthony W. Hynes, Jr.)
(3)      Trustees:
          /s/ David C. Barclay                    President and Trustee
            (David C. Barclay)
         Richard G. Capen, Jr.*                   Trustee
         H. Frederick Christie*                   Trustee
         Diane C. Creel*                          Trustee
         Martin Fenton*                           Trustee
         Leonard R. Fuller*                       Trustee
          /s/ Abner D. Goldstine                  Vice Chairman and
            (Abner D. Goldstine)                  Trustee
          /s/ Paul G. Haaga, Jr.                  Chairman and Trustee
            (Paul G. Haaga, Jr.)
         Richard G. Newman*                       Trustee
         Frank M. Sanchez*                        Trustee


*By   /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact

  Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).
        /s/ Michael J. Downer
       (Michael J. Downer)